United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Hermes Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 12/31/21

Date of Reporting Period: Six months ended 06/30/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
June 30, 2021

High Yield Bond Core Fund
(formerly, High Yield Bond Portfolio)

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–High Yield Bond Core Fund
At June 30, 2021, the Fund’s index classification1 was as follows:
Index Classification	Percentage of Total Net Assets
Cable Satellite	8.0%
Technology	7.8%
Media Entertainment	7.5%
Midstream	7.4%
Health Care	6.5%
Independent Energy	5.9%
Automotive	5.5%
Packaging	5.3%
Gaming	4.4%
Insurance - P&C	4.4%
Pharmaceuticals	3.8%
Other[2]	31.1%
Cash Equivalents[3]	1.6%
Other Assets and Liabilities - Net[4]	0.8%
Total	100%

1
Index classifications are based upon, and individual portfolio securities are assigned to, the classifications and sub-classifications of the Bloomberg Barclays
U.S. Corporate High Yield 2% Issuer Capped Index (BBHY2%ICI). Individual portfolio securities that are not included in the BBHY2%ICI are assigned to an index classification by the Fund’s Adviser.

2	For purposes of this table, index classifications which constitute less than 3.5% of the Fund’s total net assets have been aggregated under the designation “Other.”
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments–High Yield Bond Core Fund
June 30, 2021 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—96.8%
	Aerospace/Defense—1.4%
$ 9,400,000	TransDigm, Inc., Sec. Fac. Bond, 144A, 6.250%, 3/15/2026	$9,928,750
8,325,000	TransDigm, Inc., Sr. Sub., 6.875%, 5/15/2026	8,807,975
650,000	TransDigm, Inc., Sr. Sub. Note, 6.375%, 6/15/2026	674,193
8,575,000	TransDigm, Inc., Sr. Sub., Series WI, 5.500%, 11/15/2027	8,950,156
2,900,000	TransDigm, Inc., Sr. Sub., Series WI, 7.500%, 3/15/2027	3,088,790
4,350,000	TransDigm, Inc., Sr. Unsecd. Note, 144A, 4.625%, 1/15/2029	4,364,312
	TOTAL	35,814,176
	Airlines—0.5%
5,575,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.750%, 4/20/2029	6,034,937
6,675,000	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 144A, 5.500%, 4/20/2026	7,075,500
675,000	Hawaiian Brand Intellect, Sec. Fac. Bond, 144A, 5.750%, 1/20/2026	725,531
	TOTAL	13,835,968
	Automotive—5.5%
8,300,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, 144A, 4.875%, 8/15/2026	8,552,984
1,100,000	Adient US LLC, 144A, 9.000%, 4/15/2025	1,214,378
525,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, 6.250%, 3/15/2026	542,154
3,500,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.500%, 4/1/2027	3,717,000
675,000	Clarios Global LP, Sec. Fac. Bond, 144A, 6.750%, 5/15/2025	720,556
3,250,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, 144A, 5.750%, 4/15/2025	3,361,670
625,000	Dana, Inc., Sr. Unsecd. Note, 4.250%, 9/1/2030	643,750
425,000	Dana, Inc., Sr. Unsecd. Note, 5.625%, 6/15/2028	460,785
600,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.096%, 5/4/2023	612,750
500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, 3/28/2022	508,795
14,175,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.375%, 11/13/2025	14,716,485
3,575,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.813%, 10/12/2021	3,606,281
7,500,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.000%, 11/13/2030	7,865,625
4,125,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.063%, 11/1/2024	4,392,712
2,000,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.125%, 8/17/2027	2,124,305
3,075,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.140%, 2/15/2023	3,190,313
1,675,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.250%, 9/20/2022	1,734,111
3,225,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 4.271%, 1/9/2027	3,459,748
5,450,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.113%, 5/3/2029	6,108,578
2,525,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 5.125%, 6/16/2025	2,783,813
11,100,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series GMTN, 4.389%, 1/8/2026	12,001,875
1,050,000	IAA Spinco Inc., Sr. Unsecd. Note, 144A, 5.500%, 6/15/2027	1,104,306
2,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.000%, 5/15/2027	2,732,743
1,600,000	IHO Verwaltungs GmbH, Sec. Fac. Bond, 144A, 6.375%, 5/15/2029	1,751,080
6,775,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, 144A, 7.125%, 4/15/2026	7,170,118
7,350,000	KAR Auction Services, Inc., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2025	7,551,757
495,000	Panther BF Aggregator 2 LP, Sec. Fac. Bond, 144A, 6.250%, 5/15/2026	527,947
17,500,000	Panther BF Aggregator 2 LP, Sr. Unsecd. Note, 144A, 8.500%, 5/15/2027	19,100,375
10,900,000	Real Hero Merger Sub 2, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/1/2029	11,320,740
5,200,000	Schaeffler Verwaltung Zw, 144A, 4.750%, 9/15/2026	5,328,804
	TOTAL	138,906,538
	Building Materials—2.6%
800,000	American Builders & Contractors Supply Co., Inc., 144A, 4.000%, 1/15/2028	820,884
9,100,000	CD&R Waterworks Merger Subsidiary LLC, Sr. Unsecd. Note, 144A, 6.125%, 8/15/2025	9,314,123
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Building Materials—continued
$ 3,050,000		Cornerstone Building Brands, Sr. Unsecd. Note, 144A, 6.125%, 1/15/2029	$3,277,347
8,925,000		Cp Atlas Buyer, Inc., Sr. Unsecd. Note, 144A, 7.000%, 12/1/2028	9,273,968
6,150,000		Foundation Building Materials, Inc., Sr. Unsecd. Note, 144A, 6.000%, 3/1/2029	6,096,987
2,375,000		Gyp Holdings III Corp., Sr. Unsecd. Note, 144A, 4.625%, 5/1/2029	2,390,818
2,950,000		Interface, Inc., Sr. Unsecd. Note, 144A, 5.500%, 12/1/2028	3,091,600
1,000,000		Masonite International Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/15/2026	1,038,190
2,050,000		SRS Distribution, Inc., Sr. Unsecd. Note, 144A, 6.125%, 7/1/2029	2,114,432
2,875,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 3.375%, 1/15/2031	2,755,860
2,850,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.375%, 7/15/2030	2,947,484
2,100,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2028	2,200,695
9,125,000		Standard Industries, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2027	9,461,484
4,750,000		White Cap Buyer LLC, Sr. Unsecd. Note, 144A, 6.875%, 10/15/2028	5,090,266
4,725,000		White Cap Parent LLC, Sr. Sub. Secd. Note, 144A, 8.250%, 3/15/2026	4,905,542
		TOTAL	64,779,680
		Cable Satellite—8.0%
2,650,000		Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	2,789,218
5,100,000		CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, 144A, 5.500%, 5/1/2026	5,284,798
6,425,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 4.500%, 5/1/2032	6,680,169
1,300,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2023	1,313,975
5,575,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.250%, 2/1/2031	5,686,500
9,475,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2030	9,877,345
4,150,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.500%, 6/1/2033	4,251,717
4,675,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 4.750%, 3/1/2030	4,949,656
5,850,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	6,142,500
4,575,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.125%, 5/1/2027	4,804,436
650,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2029	711,328
1,905,000		CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, 144A, 5.750%, 2/15/2026	1,973,399
1,300,000		CSC Holdings LLC, Sr. Unsecd. Note, 6.750%, 11/15/2021	1,328,750
2,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 3.375%, 2/15/2031	1,939,792
5,775,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.125%, 12/1/2030	5,756,433
4,575,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.500%, 11/15/2031	4,608,809
7,675,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 4.625%, 12/1/2030	7,539,613
2,275,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.000%, 11/15/2031	2,288,991
5,050,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	5,315,832
7,175,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2030	7,462,000
4,175,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 6.500%, 2/1/2029	4,629,490
5,875,000		CSC Holdings LLC, Sr. Unsecd. Note, 144A, 7.500%, 4/1/2028	6,465,232
3,025,000		DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	3,251,875
4,275,000		DISH DBS Corp., Sr. Unsecd. Note, 7.375%, 7/1/2028	4,605,799
5,350,000		DISH DBS Corp., Sr. Unsecd. Note, 7.750%, 7/1/2026	6,065,562
4,775,000		DISH DBS Corp., Sr. Unsecd. Note, 144A, 5.125%, 6/1/2029	4,720,947
4,850,000		Doyla Holdco 18 Designated Activity Co., Sr. Unsecd. Note, 144A, 5.000%, 7/15/2028	4,964,484
2,475,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 8.500%, 10/15/2024	1,469,098
1,975,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 144A, 9.750%, 7/15/2025	1,153,598
2,650,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.500%, 8/1/2023	1,520,438
1,450,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 3.875%, 8/1/2022	1,454,423
2,600,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/15/2028	2,681,250
6,850,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2030	6,927,508
3,375,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 4.625%, 7/15/2024	3,471,846
3,525,000		Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.375%, 7/15/2026	3,648,428
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—continued
$ 4,025,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2029	$4,391,074
9,800,000	Telenet Finance Luxembourg, Sec. Fac. Bond, 144A, 5.500%, 3/1/2028	10,326,750
10,350,000	UPC Broadband Finco BV, Sr. Note, 144A, 4.875%, 7/15/2031	10,386,742
6,025,000	Virgin Media Finance PLC, Sr. Unsecd. Note, 144A, 5.000%, 7/15/2030	6,095,010
2,200,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 4.500%, 8/15/2030	2,219,250
2,975,000	Virgin Media Secured Finance PLC, Sec. Fac. Bond, 144A, 5.500%, 5/15/2029	3,201,844
2,075,000	Vmed O2 UK Financing I PLC, Sec. Fac. Bond, 144A, 4.250%, 1/31/2031	2,041,329
1,775,000	Vmed O2 UK Financing I PLC, Sr. Note, 144A, 4.750%, 7/15/2031	1,806,063
1,525,000	Ziggo Bond Co. BV, Sr. Unsecd. Note, 144A, 5.125%, 2/28/2030	1,563,880
4,304,000	Ziggo Finance BV, Sec. Fac. Bond, 144A, 5.500%, 1/15/2027	4,482,831
8,300,000	Ziggo Finance BV, Sr. Unsecd. Note, 144A, 6.000%, 1/15/2027	8,704,251
	TOTAL	202,954,263
	Chemicals—2.8%
725,000	Axalta Coat/Dutch Holding BV, Sr. Unsecd. Note, 144A, 4.750%, 6/15/2027	761,736
2,850,000	Axalta Coating Systems LLC, Sr. Unsecd. Note, 3.375%, 2/15/2029	2,793,527
5,325,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 4.875%, 7/15/2024	5,517,472
3,125,000	Compass Minerals International, Inc., Sr. Unsecd. Note, 144A, 6.750%, 12/1/2027	3,363,281
6,525,000	Element Solutions, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	6,667,017
3,375,000	H.B. Fuller Co., Sr. Unsecd. Note, 4.250%, 10/15/2028	3,493,125
4,900,000	Herens Holdco S.a.r.l., Sec. Fac. Bond, 144A, 4.750%, 5/15/2028	4,881,625
6,625,000	Hexion, Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2027	7,155,696
2,800,000	Illuminate Buyer LLC/Illuminate Holdings IV, Inc., Sr. Unsecd. Note, 144A, 9.000%, 7/1/2028	3,127,656
275,000	INEOS Quattro Finance 2, Sec. Fac. Bond, 144A, 3.375%, 1/15/2026	278,982
10,800,000	Koppers, Inc., Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	11,183,562
5,250,000	Polar US Borrower LLC, Sr. Unsecd. Note, 144A, 6.750%, 5/15/2026	5,267,167
3,175,000	PQ Corp., Sr. Unsecd. Note, 144A, 5.750%, 12/15/2025	3,271,711
11,400,000	Starfruit Finco BV, Sr. Unsecd. Note, 144A, 8.000%, 10/1/2026	12,098,250
2,275,000	WR Grace & Co-Conn, Sr. Unsecd. Note, 144A, 4.875%, 6/15/2027	2,415,026
	TOTAL	72,275,833
	Construction Machinery—0.9%
8,525,000	H&E Equipment Services, Inc., Sr. Unsecd. Note, 144A, 3.875%, 12/15/2028	8,399,256
2,400,000	Terex Corp., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2029	2,505,000
2,425,000	United Rentals, Inc., Sr. Unsecd. Note, 3.875%, 2/15/2031	2,470,469
950,000	United Rentals, Inc., Sr. Unsecd. Note, 5.500%, 5/15/2027	1,008,187
3,575,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	3,708,687
725,000	United Rentals North America, Inc., 2nd Lien, 3.875%, 11/15/2027	762,686
4,100,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	4,353,175
	TOTAL	23,207,460
	Consumer Cyclical Services—2.3%
3,950,000	Allied Universal Holdco LLC, Sec. Fac. Bond, 144A, 6.625%, 7/15/2026	4,192,846
3,375,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	3,425,996
14,725,000	Allied Universal Holdco LLC, Sr. Unsecd. Note, 144A, 9.750%, 7/15/2027	16,234,312
1,425,000	Atlas Luxco 4 S.a.r.l. / Allied Universal Holdings Co. LLC / Allied Universal Finance Corp., Sec. Fac. Bond, 144A, 4.625%, 6/1/2028	1,431,926
3,775,000	Garda World Security Corp., Sec. Fac. Bond, 144A, 4.625%, 2/15/2027	3,801,482
2,975,000	Garda World Security Corp., Sr. Unsecd. Note, 144A, 6.000%, 6/1/2029	2,956,570
3,575,000	Go Daddy Operating Co. LLC/GD Finance Co., Inc., Sr. Unsecd. Note, 144A, 5.250%, 12/1/2027	3,758,898
14,778,000	GW B-CR Security Corp., Sr. Unsecd. Note, 144A, 9.500%, 11/1/2027	16,396,782
5,925,000	Signal Parent, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/1/2029	5,710,248
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical Services—continued
$ 850,000	The Brink’s Co., Sr. Unsecd. Note, 144A, 5.500%, 7/15/2025	$905,437
	TOTAL	58,814,497
	Consumer Products—1.0%
9,675,000	BCPE Empire Holdings, Inc., Sr. Unsecd. Note, 144A, 7.625%, 5/1/2027	9,920,793
2,950,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 4.125%, 4/1/2029	2,983,674
2,200,000	Edgewell Personal Care Co., Sr. Unsecd. Note, 144A, 5.500%, 6/1/2028	2,336,400
4,450,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.375%, 3/31/2029	4,460,635
3,250,000	Energizer Holdings, Inc., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2028	3,336,938
2,000,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 3.750%, 4/1/2031	1,932,250
625,000	Prestige Brands, Inc., Sr. Unsecd. Note, 144A, 5.125%, 1/15/2028	660,238
	TOTAL	25,630,928
	Diversified Manufacturing—1.2%
769,000	CFX Escrow Corp., Sr. Unsecd. Note, 144A, 6.375%, 2/15/2026	813,602
2,650,000	Entegris, Inc., Sr. Unsecd. Note, 144A, 3.625%, 5/1/2029	2,690,545
13,500,000	Gates Global LLC, Sr. Unsecd. Note, 144A, 6.250%, 1/15/2026	14,187,015
875,000	Titan Acquisition Ltd., Sr. Unsecd. Note, 144A, 7.750%, 4/15/2026	909,195
3,125,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	3,167,188
1,450,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2025	1,568,828
5,900,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 144A, 7.250%, 6/15/2028	6,579,591
	TOTAL	29,915,964
	Finance Companies—1.9%
5,300,000	LD Holdings Group LLC, Sr. Unsecd. Note, 144A, 6.125%, 4/1/2028	5,309,116
2,400,000	Navient Corp., Sr. Unsecd. Note, 4.875%, 3/15/2028	2,415,000
500,000	Navient Corp., Sr. Unsecd. Note, 5.000%, 3/15/2027	518,375
9,150,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	9,894,078
1,725,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/25/2025	1,912,094
775,000	Navient Corp., Sr. Unsecd. Note, 6.750%, 6/15/2026	866,644
1,000,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	1,082,380
3,000,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.625%, 3/1/2029	2,968,515
5,525,000	Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., Sr. Unsecd. Note, 144A, 3.875%, 3/1/2031	5,573,288
4,875,000	Quicken Loans, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/15/2028	5,124,844
8,975,000	United Shore Financial Services, Sr. Unsecd. Note, 144A, 5.500%, 11/15/2025	9,320,223
4,450,000	United Wholesale Mortgage, LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2029	4,455,051
	TOTAL	49,439,608
	Food & Beverage—2.5%
3,750,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/1/2025	3,853,313
3,925,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	4,115,166
4,300,000	Aramark Services, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2025	4,574,125
6,425,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 4.375%, 6/1/2046	7,292,599
7,375,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 5.200%, 7/15/2045	9,172,778
3,225,000	Kraft Heinz Foods Co., Sr. Unsecd. Note, 144A, 4.250%, 3/1/2031	3,667,097
1,800,000	Lamb Weston Holdings, Inc., Sr. Unsecd. Note, 144A, 4.875%, 5/15/2028	1,993,500
3,325,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.500%, 9/15/2031	3,323,670
2,900,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 4.625%, 4/15/2030	2,952,432
7,125,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2028	7,574,160
8,975,000	Post Holdings, Inc., Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	9,401,312
4,650,000	US Foods, Inc., Sr. Unsecd. Note, 144A, 4.750%, 2/15/2029	4,749,022
	TOTAL	62,669,174
	Gaming—4.4%
6,000,000	Affinity Gaming LLC, 144A, 6.875%, 12/15/2027	6,389,070
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Gaming—continued
$ 2,975,000	Boyd Gaming Corp., Sr. Unsecd. Note, 4.750%, 12/1/2027	$3,082,844
2,375,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 4.750%, 6/15/2031	2,467,031
400,000	Boyd Gaming Corp., Sr. Unsecd. Note, 144A, 8.625%, 6/1/2025	441,448
600,000	CCM Merger, Inc., Sr. Unsecd. Note, 144A, 6.375%, 5/1/2026	632,406
1,150,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 5.750%, 7/1/2025	1,213,250
3,375,000	Colt Merger Sub, Inc., Sr. Secd. Note, 144A, 6.250%, 7/1/2025	3,581,719
5,900,000	Colt Merger Sub, Inc., Sr. Unsecd. Note, 144A, 8.125%, 7/1/2027	6,569,355
7,775,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, 144A, 5.250%, 10/15/2025	7,881,906
1,325,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 144A, 3.875%, 2/15/2029	1,349,095
650,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.500%, 9/1/2026	695,175
1,600,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.750%, 2/1/2027	1,782,696
1,525,000	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., Sr. Unsecd. Note, 4.625%, 6/15/2025	1,632,314
1,512,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	1,599,197
1,475,000	MGM Resorts International, Sr. Unsecd. Note, 4.750%, 10/15/2028	1,570,138
1,682,000	MGM Resorts International, Sr. Unsecd. Note, 5.500%, 4/15/2027	1,850,957
550,000	MGM Resorts International, Sr. Unsecd. Note, 5.750%, 6/15/2025	607,200
2,300,000	MGM Resorts International, Sr. Unsecd. Note, 6.000%, 3/15/2023	2,464,853
3,000,000	MGM Resorts International, Sr. Unsecd. Note, 6.750%, 5/1/2025	3,217,395
2,625,000	Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029	2,631,562
11,450,000	Mohegan Tribal Gaming Authority, 144A, 8.000%, 2/1/2026	11,978,417
1,850,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, 144A, 7.875%, 10/15/2024	1,944,683
1,700,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 4.125%, 7/1/2029	1,702,125
750,000	Penn National Gaming, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2027	780,000
525,000	Raptor Acquistion Corp./Raptor Co-Issuer LLC, Sec. Fac. Bond, 144A, 4.875%, 11/1/2026	532,996
1,700,000	Scientific Games International, Inc., 144A, 8.625%, 7/1/2025	1,863,625
3,800,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 7.250%, 11/15/2029	4,296,451
2,550,000	Scientific Games International, Inc., Sr. Unsecd. Note, 144A, 8.250%, 3/15/2026	2,738,011
12,125,000	Star Group Holdings BV, Sr. Unsecd. Note, 144A, 7.000%, 7/15/2026	12,565,380
4,900,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 4.500%, 2/15/2028	4,993,320
5,950,000	Station Casinos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2025	6,057,040
3,825,000	Twin River Worldwide Holdings, Inc., Sr. Unsecd. Note, 144A, 6.750%, 6/1/2027	4,080,969
275,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 3.500%, 2/15/2025	281,324
1,850,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/15/2030	1,904,871
2,425,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.250%, 12/1/2026	2,525,565
2,175,000	VICI Properties LP/VICI Note Co., Inc., Sr. Unsecd. Note, 144A, 4.625%, 12/1/2029	2,315,288
	TOTAL	112,219,676
	Health Care—6.4%
500,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.000%, 4/15/2029	522,855
300,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 144A, 5.500%, 7/1/2028	320,864
3,975,000	AdaptHealth LLC, Sr. Unsecd. Note, 144A, 4.625%, 8/1/2029	4,034,903
1,375,000	Ardent Health Services, Sr. Unsecd. Note, 144A, 5.750%, 7/15/2029	1,395,625
7,400,000	Avantor Funding, Inc., Sec. Fac. Bond, 144A, 4.625%, 7/15/2028	7,821,948
1,350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 3.750%, 3/15/2029	1,370,480
1,350,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/15/2031	1,406,268
250,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, 144A, 4.250%, 5/1/2028	258,830
1,450,000	CHS/Community Health Systems, Inc., 144A, 6.125%, 4/1/2030	1,473,563
7,550,000	CHS/Community Health Systems, Inc., 144A, 6.875%, 4/15/2029	7,922,857
2,425,000	CHS/Community Health Systems, Inc., 1st Lien, 144A, 8.000%, 12/15/2027	2,701,098
1,325,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 5.625%, 3/15/2027	1,416,180
1,650,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.000%, 1/15/2029	1,767,686
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$ 1,525,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 6.625%, 2/15/2025	$1,614,578
2,375,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, 144A, 8.000%, 3/15/2026	2,562,067
6,075,000	Davita, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2030	6,254,030
10,650,000	Global Medical Response, Inc., Sec. Fac. Bond, 144A, 6.500%, 10/1/2025	10,977,487
7,625,000	HCA, Inc., Sr. Unsecd. Note, 3.500%, 9/1/2030	8,128,212
9,450,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	10,671,412
3,950,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 9/1/2026	4,550,400
1,375,000	HCA, Inc., Sr. Unsecd. Note, 5.625%, 9/1/2028	1,631,094
1,425,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/15/2026	1,650,150
1,825,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 2/1/2029	2,209,153
1,650,000	HCA, Inc., Sr. Unsecd. Note, 5.875%, 5/1/2023	1,795,117
5,900,000	IMS Health, Inc., Sr. Unsecd. Note, 144A, 5.000%, 10/15/2026	6,122,312
1,325,000	Iqvia, Inc., Sr. Unsecd. Note, 144A, 5.000%, 5/15/2027	1,391,860
2,175,000	LifePoint Health, Inc., 144A, 6.750%, 4/15/2025	2,323,378
1,175,000	LifePoint Health, Inc., Sec. Fac. Bond, 144A, 4.375%, 2/15/2027	1,190,863
4,550,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2029	4,442,688
6,750,000	LifePoint Health, Inc., Sr. Unsecd. Note, 144A, 9.750%, 12/1/2026	7,284,769
2,825,000	MEDNAX, Inc., Sr. Unsecd. Note, 144A, 6.250%, 1/15/2027	2,999,430
13,575,000	MPH Acquisition Holdings LLC, Sr. Unsecd. Note, 144A, 5.750%, 11/1/2028	13,659,640
6,875,000	Team Health Holdings, Inc., Sr. Unsecd. Note, 144A, 6.375%, 2/1/2025	6,552,769
1,100,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	1,175,334
475,000	Teleflex, Inc., Sr. Unsecd. Note, 144A, 4.250%, 6/1/2028	495,933
4,925,000	Tenet Healthcare Corp., 144A, 4.250%, 6/1/2029	4,992,719
700,000	Tenet Healthcare Corp., 144A, 4.625%, 6/15/2028	721,504
2,900,000	Tenet Healthcare Corp., 144A, 4.875%, 1/1/2026	3,011,505
1,750,000	Tenet Healthcare Corp., 144A, 5.125%, 11/1/2027	1,837,561
3,250,000	Tenet Healthcare Corp., 144A, 6.250%, 2/1/2027	3,396,250
350,000	Tenet Healthcare Corp., 144A, 7.500%, 4/1/2025	378,487
2,900,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.625%, 7/15/2024	2,949,546
1,500,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.750%, 6/15/2023	1,638,750
8,700,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 144A, 6.125%, 10/1/2028	9,295,863
1,625,000	Vizient, Inc., Sr. Unsecd. Note, 144A, 6.250%, 5/15/2027	1,724,222
	TOTAL	162,042,240
	Health Insurance—1.2%
2,125,000	Centene Corp., Sr. Unsecd. Note, 3.000%, 10/15/2030	2,185,626
5,725,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 6/1/2026	5,989,781
5,900,000	Centene Corp., Sr. Unsecd. Note, 144A, 5.375%, 8/15/2026	6,173,731
675,000	Centene Corp., Sr. Unsecd. Note, Series WI, 3.375%, 2/15/2030	706,506
6,275,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.250%, 12/15/2027	6,620,125
4,850,000	Centene Corp., Sr. Unsecd. Note, Series WI, 4.625%, 12/15/2029	5,339,947
825,000	Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 3.875%, 11/15/2030	860,157
1,450,000	Molina Healthcare, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2028	1,514,525
	TOTAL	29,390,398
	Independent Energy—5.6%
1,500,000	Antero Resources Corp., Sr. Unsecd. Note, 5.000%, 3/1/2025	1,537,080
1,625,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 5.375%, 3/1/2030	1,660,555
875,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 7.625%, 2/1/2029	972,388
1,275,000	Antero Resources Corp., Sr. Unsecd. Note, 144A, 8.375%, 7/15/2026	1,451,906
700,000	Apache Corp., Sr. Unsecd. Note, 4.625%, 11/15/2025	757,992
2,750,000	Apache Corp., Sr. Unsecd. Note, 4.875%, 11/15/2027	2,982,086
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 1,725,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	$1,727,156
3,525,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 7.000%, 11/1/2026	3,699,928
900,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 8.250%, 12/31/2028	991,800
949,000		Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, 144A, 9.000%, 11/1/2027	1,315,186
2,800,000		Berry Petroleum Co., Sr. Unsecd. Note, 144A, 7.000%, 2/15/2026	2,847,656
950,000		Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	939,968
1,200,000		Callon Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.375%, 7/1/2026	1,150,608
1,100,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 6.250%, 4/15/2023	1,101,964
2,950,000		Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.250%, 7/15/2025	2,945,044
3,750,000		Centennial Resource Production, LLC, Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	3,840,150
3,175,000	[1,2]	Chesapeake Energy Corp., Sr. Unsecd. Note, 7.000%, 10/1/2024	91,281
550,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.500%, 2/1/2026	581,790
625,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 144A, 5.875%, 2/1/2029	677,344
875,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 5.875%, 1/15/2030	893,594
8,025,000		Comstock Resources, Inc., Sr. Unsecd. Note, 144A, 6.750%, 3/1/2029	8,558,502
2,025,000		Continental Resources, Inc., Sr. Unsecd. Note, 4.375%, 1/15/2028	2,245,907
4,925,000		Continental Resources, Inc., Sr. Unsecd. Note, 144A, 5.750%, 1/15/2031	5,903,844
900,000		Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.000%, 5/1/2029	946,445
7,025,000		Crownrock LP/Crownrock F, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2025	7,290,861
500,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.500%, 1/30/2026	521,053
2,000,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 5.750%, 1/30/2028	2,135,340
2,675,000		Endeavor Energy Resources LP, Sr. Unsecd. Note, 144A, 6.625%, 7/15/2025	2,870,315
1,350,000		EQT Corp., Sr. Unsecd. Note, 3.900%, 10/1/2027	1,447,875
675,000		EQT Corp., Sr. Unsecd. Note, 5.000%, 1/15/2029	753,536
1,000,000		EQT Corp., Sr. Unsecd. Note, 7.625%, 2/1/2025	1,167,790
925,000		EQT Corp., Sr. Unsecd. Note, 8.500%, 2/1/2030	1,206,431
2,250,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.125%, 5/15/2026	2,308,736
1,600,000		EQT Corp., Sr. Unsecd. Note, 144A, 3.625%, 5/15/2031	1,672,096
900,000		Oasis Petroleum, Inc., Sr. Unsecd. Note, 144A, 6.375%, 6/1/2026	939,582
3,375,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 2.900%, 8/15/2024	3,455,156
1,600,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.200%, 8/15/2026	1,616,600
1,350,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.400%, 4/15/2026	1,384,162
3,025,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 3.500%, 6/15/2025	3,096,844
1,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.100%, 2/15/2047	1,235,569
4,150,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.300%, 8/15/2039	3,971,550
2,000,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.400%, 8/15/2049	1,922,710
425,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 4.500%, 7/15/2044	410,605
2,700,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 5.875%, 9/1/2025	3,007,192
2,900,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.125%, 1/1/2031	3,415,562
4,175,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.450%, 9/15/2036	4,997,099
5,325,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 6.625%, 9/1/2030	6,396,656
500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 7.150%, 5/15/2028	572,038
2,075,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.000%, 7/15/2025	2,487,468
1,250,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.500%, 7/15/2027	1,578,319
3,500,000		Occidental Petroleum Corp., Sr. Unsecd. Note, 8.875%, 7/15/2030	4,685,432
675,000		PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	692,459
4,450,000		PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 5/15/2026	4,654,388
1,575,000		Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	1,632,094
524,000		Range Resources Corp., Sr. Unsecd. Note, 5.000%, 3/15/2023	543,695
2,775,000		Range Resources Corp., Sr. Unsecd. Note, 144A, 8.250%, 1/15/2029	3,132,323
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$ 2,150,000		Range Resources Corp., Sr. Unsecd. Note, Series WI, 9.250%, 2/1/2026	$2,374,137
4,000,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	3,965,000
650,000		SM Energy Co., Sr. Unsecd. Note, 6.500%, 7/15/2028	668,688
650,000		SM Energy Co., Sr. Unsecd. Note, 6.625%, 1/15/2027	669,175
2,000,000		SM Energy Co., Sr. Unsecd. Note, 6.750%, 9/15/2026	2,037,500
1,075,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.750%, 10/1/2027	1,167,713
2,900,000		Southwestern Energy Co., Sr. Unsecd. Note, 8.375%, 9/15/2028	3,280,915
3,025,000	[1,2,3]	Ultra Resources, Inc., Sr. Unsecd. Note, Escrow Security, 0.000%, 4/15/2025	0
		TOTAL	141,184,838
		Industrial - Other—0.9%
1,575,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,610,493
700,000		Booz Allen Hamilton, Inc., Sr. Unsecd. Note, 144A, 4.000%, 7/1/2029	716,625
1,975,000		Cushman & Wakefield US Borrower LLC, Sec. Fac. Bond, 144A, 6.750%, 5/15/2028	2,135,182
750,000		Madison Iaq LLC, Sec. Fac. Bond, 144A, 4.125%, 6/30/2028	758,438
6,850,000		Madison Iaq LLC, Sr. Unsecd. Note, 144A, 5.875%, 6/30/2029	6,978,437
5,050,000		Vertical Holdco GmbH, Sr. Unsecd. Note, 144A, 7.625%, 7/15/2028	5,490,310
3,900,000		Vertical U.S. Newco, Inc., Sr. Unsecd. Note, 144A, 5.250%, 7/15/2027	4,114,500
		TOTAL	21,803,985
		Insurance - P&C—4.4%
11,575,000		Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, Sr. Unsecd. Note, 144A, 6.750%, 10/15/2027	12,179,562
12,050,000		AmWINS Group, Inc., Sr. Unsecd. Note, 144A, 7.750%, 7/1/2026	12,804,933
5,188,468		Ardonagh Midco 2 PLC, Sr. Unsecd. Note, 144A, 11.500% / 12.750% PIK, 1/15/2027	5,705,213
4,550,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 5.625%, 1/15/2029	4,559,100
7,950,000		AssuredPartners, Inc., Sr. Unsecd. Note, 144A, 7.000%, 8/15/2025	8,147,438
6,350,000		Broadstreet Partners, Inc., Sr. Unsecd. Note, 144A, 5.875%, 4/15/2029	6,497,384
2,250,000		GTCR AP Finance, Inc., Sr. Unsecd. Note, 144A, 8.000%, 5/15/2027	2,404,114
27,125,000		Hub International Ltd., Sr. Unsecd. Note, 144A, 7.000%, 5/1/2026	28,198,336
16,425,000		NFP Corp., Sr. Unsecd. Note, 144A, 6.875%, 8/15/2028	17,340,365
13,600,000		USIS Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.875%, 5/1/2025	13,811,004
		TOTAL	111,647,449
		Leisure—0.3%
1,125,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 4.875%, 7/31/2024	1,137,656
5,950,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, 144A, 5.500%, 4/15/2027	6,154,026
875,000		Six Flags Theme Parks, Sec. Fac. Bond, 144A, 7.000%, 7/1/2025	944,147
650,000		Voc Escrow Ltd., 144A, 5.000%, 2/15/2028	658,450
		TOTAL	8,894,279
		Lodging—0.5%
2,500,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2032	2,472,100
2,475,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 3.750%, 5/1/2029	2,503,017
2,475,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, 144A, 5.750%, 5/1/2028	2,684,533
1,875,000		Hilton Domestic Operating Company, Inc., Sr. Unsecd. Note, Series WI, 4.875%, 1/15/2030	2,005,313
2,075,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, 144A, 4.375%, 8/15/2028	2,160,594
		TOTAL	11,825,557
		Media Entertainment—7.4%
5,400,000		AMC Networks, Inc., Sec. Fac. Bond, 4.250%, 2/15/2029	5,454,000
2,325,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.750%, 8/1/2025	2,393,332
2,360,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.000%, 4/1/2024	2,396,769
5,825,000		Audacy Capital Corp., 144A, 6.500%, 5/1/2027	6,079,669
5,450,000		Audacy Capital Corp., 144A, 6.750%, 3/31/2029	5,668,054
6,339,000		Cumulus Media News Holdings, Inc., 144A, 6.750%, 7/1/2026	6,640,451
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$ 4,250,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 5.375%, 8/15/2026	$2,757,400
5,925,000	Diamond Sports Group LLC/Diamond Sports Finance Co., Sec. Fac. Bond, 144A, 6.625%, 8/15/2027	2,918,063
1,475,000	Gray Escrow, Inc., Sr. Unsecd. Note, 144A, 7.000%, 5/15/2027	1,599,652
3,775,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 4.750%, 10/15/2030	3,766,619
5,775,000	Gray Television, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2026	5,969,906
450,000	iHeartCommunications, Inc., 6.375%, 5/1/2026	479,588
1,625,000	iHeartCommunications, Inc., 144A, 4.750%, 1/15/2028	1,677,463
4,300,000	iHeartCommunications, Inc., 144A, 5.250%, 8/15/2027	4,503,820
13,611,766	iHeartCommunications, Inc., Sr. Unsecd. Note, 8.375%, 5/1/2027	14,598,755
225,000	Lamar Media Corp., Sr. Unsecd. Note, 4.000%, 2/15/2030	228,332
2,700,000	Lamar Media Corp., Sr. Unsecd. Note, 4.875%, 1/15/2029	2,853,225
575,000	Lamar Media Corp., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2031	563,213
4,275,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.125%, 8/1/2030	4,358,362
1,550,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 4.625%, 6/1/2028	1,614,899
3,750,000	Match Group, Inc., Sr. Unsecd. Note, 144A, 5.000%, 12/15/2027	3,954,806
6,700,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, 144A, 4.750%, 11/1/2028	6,892,625
8,800,000	Nexstar Escrow Corp., Sr. Unsecd. Note, 144A, 5.625%, 7/15/2027	9,339,000
825,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.500%, 7/15/2029	828,341
950,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 4.750%, 7/15/2031	953,563
850,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2025	876,903
2,750,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.625%, 10/1/2028	2,907,864
6,225,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, 144A, 5.875%, 10/1/2030	6,791,309
1,400,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.250%, 1/15/2029	1,411,550
3,575,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2030	3,635,775
1,350,000	Outfront Media Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 144A, 6.250%, 6/15/2025	1,431,533
1,300,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 3.875%, 1/15/2029	1,291,563
4,575,000	Scripps Escrow II, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2031	4,566,285
5,150,000	Scripps Escrow, Inc., Sr. Unsecd. Note, 144A, 5.875%, 7/15/2027	5,339,365
2,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.125%, 2/15/2027	2,464,088
3,725,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	3,803,299
9,450,000	Sinclair Television Group, Sr. Unsecd. Note, 144A, 5.875%, 3/15/2026	9,790,200
4,450,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/15/2028	4,622,437
7,875,000	Tegna, Inc., Sr. Unsecd. Note, 144A, 5.000%, 9/15/2029	8,262,371
14,675,000	Terrier Media Buyer, Inc., Sr. Unsecd. Note, 144A, 8.875%, 12/15/2027	15,904,985
1,525,000	Townsquare Media, Inc., Sec. Fac. Bond, 144A, 6.875%, 2/1/2026	1,633,656
3,350,000	Univision Communications, Inc., Sec. Fac. Bond, 144A, 4.500%, 5/1/2029	3,382,864
5,925,000	Urban One, Inc., Sec. Fac. Bond, 144A, 7.375%, 2/1/2028	6,406,495
1,350,000	WMG Acquisition Corp., Sec. Fac. Bond, 144A, 3.875%, 7/15/2030	1,366,841
2,825,000	WMG Acquisition Corp., Sr. Unsecd. Note, 144A, 3.000%, 2/15/2031	2,683,694
	TOTAL	187,062,984
	Metals & Mining—1.4%
5,150,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.625%, 3/1/2029	5,425,628
7,725,000	Cleveland-Cliffs, Inc., Sr. Unsecd. Note, 144A, 4.875%, 3/1/2031	8,121,215
5,650,000	Coeur Mining, Inc., Sr. Unsecd. Note, 144A, 5.125%, 2/15/2029	5,612,314
600,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.125%, 3/1/2028	627,000
675,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.250%, 3/1/2030	723,938
2,775,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.375%, 8/1/2028	2,934,562
3,825,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 4.625%, 8/1/2030	4,193,596
2,450,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.000%, 9/1/2027	2,594,832
1,900,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.250%, 9/1/2029	2,103,823
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Metals & Mining—continued
$ 2,775,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.400%, 11/14/2034	$3,355,419
	TOTAL	35,692,327
	Midstream—7.4%
450,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.500%, 5/20/2025	495,200
1,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.750%, 5/20/2027	1,509,442
7,050,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	7,902,345
2,825,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.375%, 6/15/2029	2,948,608
7,950,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 3/1/2027	8,292,208
7,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.750%, 1/15/2028	7,586,496
5,200,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 144A, 7.875%, 5/15/2026	5,828,680
2,375,000	Buckeye Partners, Sr. Unsecd. Note, 144A, 4.500%, 3/1/2028	2,439,861
1,400,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 5.625%, 10/1/2026	1,456,000
5,650,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, 144A, 4.000%, 3/1/2031	5,911,312
5,000,000	Cheniere Energy Partners, LP, Sr. Unsecd. Note, Series WI, 4.500%, 10/1/2029	5,381,250
1,400,000	Cheniere Energy, Inc., Sr. Secd. Note, 144A, 4.625%, 10/15/2028	1,478,750
8,950,000	CNX Midstream Partners LP/CNX Midstream Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 3/15/2026	9,399,737
2,800,000	DT Midstream, Inc., Sr. Unsecd. Note, 144A, 4.375%, 6/15/2031	2,864,512
2,925,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.500%, 1/15/2029	2,979,603
6,350,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2031	6,551,231
4,350,000	EQM Midstream Partners, LP, Sr. Unsecd. Note, 144A, 6.500%, 7/1/2027	4,862,952
826,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 4.750%, 7/15/2023	863,286
5,300,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 5.500%, 7/15/2028	5,737,674
3,200,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 6.500%, 7/15/2048	3,430,800
1,750,000	EQT Midstream Partners LP, Sr. Unsecd. Note, 144A, 6.000%, 7/1/2025	1,907,194
700,000	Hess Midstream Operations LP, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2026	730,975
4,050,000	Hess Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.125%, 6/15/2028	4,253,573
3,725,000	Holly Energy Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 2/1/2028	3,816,262
4,925,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	5,290,533
1,175,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.750%, 10/1/2025	1,281,361
2,875,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.000%, 6/1/2026	3,125,125
950,000	NuStar Logistics LP, Sr. Unsecd. Note, 6.375%, 10/1/2030	1,052,263
3,350,000	Oasis Midstream Partners, Sr. Unsecd. Note, 144A, 8.000%, 4/1/2029	3,570,882
1,900,000	Rattler Midstream Partners LP, Sr. Unsecd. Note, 144A, 5.625%, 7/15/2025	1,999,750
1,200,000	Solaris Midstream Holdings LLC, Sr. Unsecd. Note, 144A, 7.625%, 4/1/2026	1,273,500
4,425,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	4,656,870
4,825,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 144A, 5.000%, 6/1/2031	4,945,625
5,125,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.500%, 8/15/2022	5,084,564
3,225,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.750%, 4/15/2025	2,971,467
1,975,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series WI, 5.500%, 2/15/2026	2,041,854
3,550,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.000%, 1/15/2028	3,749,687
4,450,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.375%, 2/1/2027	4,647,224
4,625,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.875%, 4/15/2026	4,870,426
1,925,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 6.500%, 7/15/2027	2,092,206
800,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.000%, 1/15/2032	824,000
2,750,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 4.875%, 2/1/2031	2,980,629
7,975,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 144A, 5.500%, 3/1/2030	8,780,634
1,850,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	1,899,589
1,525,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.000%, 7/1/2022	1,551,749
2,250,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.500%, 3/1/2028	2,410,436
1,875,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.650%, 7/1/2026	2,007,122
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$ 825,000	Western Gas Partners LP, Sr. Unsecd. Note, 4.750%, 8/15/2028	$893,925
9,425,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.300%, 3/1/2048	10,076,409
2,200,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.450%, 4/1/2044	2,381,115
575,000	Western Gas Partners LP, Sr. Unsecd. Note, 5.500%, 8/15/2048	628,257
1,375,000	Western Midstream Operating, LP, Sr. Unsecd. Note, 5.300%, 2/1/2030	1,543,946
	TOTAL	187,259,099
	Oil Field Services—1.8%
6,750,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.250%, 4/1/2028	7,059,892
8,675,000	Archrock Partners LP/Archrock Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.875%, 4/1/2027	9,236,359
4,100,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.250%, 1/15/2026	4,026,262
2,500,000	Nabors Industries Ltd., Sr. Unsecd. Note, 144A, 7.500%, 1/15/2028	2,405,000
1,250,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2029	1,289,063
2,575,000	Precision Drilling Corp., Sr. Unsecd. Note, 144A, 7.125%, 1/15/2026	2,657,490
3,600,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, 144A, 8.250%, 2/15/2025	2,871,162
5,550,000	USA Compression Partners LP, Sr. Unsecd. Note, 6.875%, 9/1/2027	5,940,054
8,991,000	USA Compression Partners LP, Sr. Unsecd. Note, Series WI, 6.875%, 4/1/2026	9,439,921
	TOTAL	44,925,203
	Packaging—5.3%
10,725,000	ARD Finance SA, Sec. Fac. Bond, 144A, 6.500%, 6/30/2027	11,283,558
2,475,000	Ardagh Metal Packaging, Sr. Unsecd. Note, 144A, 4.000%, 9/1/2029	2,459,531
8,775,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sec. Fac. Bond, 144A, 5.250%, 8/15/2027	8,962,171
2,775,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 5.250%, 8/15/2027	2,834,191
7,350,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, 144A, 6.000%, 2/15/2025	7,601,554
5,150,000	Ball Corp., Sr. Unsecd. Note, 2.875%, 8/15/2030	5,061,780
4,650,000	Berry Global Escrow Corp., 144A, 4.875%, 7/15/2026	4,926,257
2,800,000	Berry Global Escrow Corp., 144A, 5.625%, 7/15/2027	2,964,752
2,779,000	Berry Plastics Corp., 5.125%, 7/15/2023	2,785,253
3,200,000	Bway Holding Co., Sec. Fac. Bond, 144A, 5.500%, 4/15/2024	3,236,000
9,500,000	Bway Holding Co., Sr. Unsecd. Note, 144A, 7.250%, 4/15/2025	9,329,000
2,750,000	Crown Americas LLC/Crown Americas Capital Corp. VI, Sr. Unsecd. Note, 4.750%, 2/1/2026	2,857,264
1,575,000	Crown Americas LLC, Sr. Unsecd. Note, 4.500%, 1/15/2023	1,651,781
11,475,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 6.875%, 1/15/2025	11,690,443
12,700,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, 144A, 7.875%, 7/15/2026	13,252,386
5,125,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 5.375%, 1/15/2025	5,466,120
3,750,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.375%, 8/15/2025	4,169,531
2,200,000	Owens-Brockway Glass Container, Inc., Sr. Unsecd. Note, 144A, 6.625%, 5/13/2027	2,396,900
6,150,000	Reynolds Group Issuer, Inc. / LLC / LU, Sec. Fac. Bond, 144A, 4.000%, 10/15/2027	6,115,078
2,550,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.000%, 12/1/2027	2,720,990
850,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 4.875%, 12/1/2022	886,529
900,000	Sealed Air Corp., Sr. Unsecd. Note, 144A, 5.250%, 4/1/2023	953,226
5,050,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 6.625%, 11/1/2025	5,196,753
4,650,000	Trident Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.250%, 8/1/2024	4,879,338
2,700,000	Trivium Packaging Finance BV, Sec. Fac. Bond, 144A, 5.500%, 8/15/2026	2,840,265
8,275,000	Trivium Packaging Finance BV, Sr. Unsecd. Note, 144A, 8.500%, 8/15/2027	9,017,764
	TOTAL	135,538,415
	Paper—0.5%
2,625,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 4.750%, 8/15/2028	2,618,438
6,375,000	Clearwater Paper Corp., Sr. Unsecd. Note, 144A, 5.375%, 2/1/2025	6,813,823
1,075,000	Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2028	1,086,943
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Paper—continued
$ 2,750,000		Graphic Packaging International, LLC, Sr. Unsecd. Note, 144A, 3.500%, 3/1/2029	$2,727,862
		TOTAL	13,247,066
		Pharmaceuticals—3.8%
2,250,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 4.875%, 6/1/2028	2,305,688
2,625,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.500%, 11/1/2025	2,696,531
1,450,000		Bausch Health Cos, Inc., Sec. Fac. Bond, 144A, 5.750%, 8/15/2027	1,543,460
2,125,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 1/30/2028	2,019,090
1,625,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.000%, 2/15/2029	1,517,376
4,900,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 1/30/2030	4,563,125
2,650,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 5.250%, 2/15/2031	2,481,195
12,818,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.125%, 4/15/2025	13,154,472
11,100,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 6.250%, 2/15/2029	10,992,330
1,050,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 7.250%, 5/30/2029	1,075,940
8,825,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 8.500%, 1/31/2027	9,613,867
2,775,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.000%, 12/15/2025	2,979,101
750,000		Bausch Health Cos, Inc., Sr. Unsecd. Note, 144A, 9.250%, 4/1/2026	816,713
3,500,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Term Loan - 2nd Lien, 144A, 9.500%, 7/31/2027	3,574,427
5,178,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, 144A, 6.000%, 6/30/2028	3,498,516
1,850,000		Endo Luxembourg Financial Co. I SARL, 144A, 6.125%, 4/1/2029	1,815,313
3,350,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 4.625%, 6/15/2025	3,524,200
2,000,000		Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, 144A, 5.000%, 6/15/2028	2,171,840
5,425,000		Jazz Securities Designated Activity Co., 144A, 4.375%, 1/15/2029	5,631,421
7,125,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.500%, 4/15/2025	4,983,261
9,150,000	[1,2]	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 144A, 5.625%, 10/15/2023	6,443,064
1,100,000		Organon Finance 1 LLC, Sec. Fac. Bond, 144A, 4.125%, 4/30/2028	1,123,155
2,500,000		Organon Finance 1 LLC, Sr. Unsecd. Note, 144A, 5.125%, 4/30/2031	2,578,625
975,000		Par Pharmaceutical Cos., Inc., Sec. Fac. Bond, 144A, 7.500%, 4/1/2027	998,073
4,475,000		Syneos Health, Inc., Sr. Unsecd. Note, 144A, 3.625%, 1/15/2029	4,435,844
		TOTAL	96,536,627
		Restaurant—1.4%
22,375,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Term Loan - 2nd Lien, 144A, 4.000%, 10/15/2030	21,675,781
1,175,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 3.875%, 1/15/2028	1,191,156
650,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, 144A, 4.250%, 5/15/2024	657,556
2,675,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., 144A, 4.375%, 1/15/2028	2,715,526
525,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, 144A, 4.750%, 6/1/2027	549,938
1,325,000		Yum! Brands, Inc., Sr. Unsecd. Note, 3.625%, 3/15/2031	1,320,031
4,775,000		Yum! Brands, Inc., Sr. Unsecd. Note, 4.625%, 1/31/2032	5,026,714
2,425,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	2,628,494
350,000		Yum! Brands, Inc., Sr. Unsecd. Note, 144A, 7.750%, 4/1/2025	381,672
		TOTAL	36,146,868
		Retailers—0.5%
2,575,000		Academy Ltd., Sec. Fac. Bond, 144A, 6.000%, 11/15/2027	2,761,263
625,000		Levi Strauss & Co., Sr. Unsecd. Note, 144A, 3.500%, 3/1/2031	623,281
4,825,000		NMG Holding Co., Inc., 144A, 7.125%, 4/1/2026	5,156,719
1,866,943	[4]	Party City Holdings, Inc., 144A, 5.750% (6-month USLIBOR 0.750% Floor +5.000%), 7/15/2025	1,775,930
1,150,000		William Carter Co., Sr. Unsecd. Note, 144A, 5.500%, 5/15/2025	1,220,207
		TOTAL	11,537,400
		Supermarkets—0.7%
1,656,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.750%, 3/15/2025	1,698,658
550,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.250%, 3/15/2026	559,419
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Supermarkets—continued
$11,125,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 3.500%, 3/15/2029	$11,013,750
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 4.875%, 2/15/2030	961,002
900,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 5.875%, 2/15/2028	970,866
1,400,000	Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 144A, 7.500%, 3/15/2026	1,540,784
	TOTAL	16,744,479
	Technology—7.8%
3,875,000	AMS AG, Sr. Unsecd. Note, 144A, 7.000%, 7/31/2025	4,188,197
5,375,000	Banff Merger Subsidiary, Inc., Sr. Unsecd. Note, 144A, 9.750%, 9/1/2026	5,663,906
5,100,000	Black Knight InfoServ LLC, Sr. Unsecd. Note, 144A, 3.625%, 9/1/2028	5,080,773
2,975,000	Boxer Parent Co., Inc., 144A, 9.125%, 3/1/2026	3,151,031
2,300,000	BY Crown Parent LLC/BY Bond Finance, Inc., 144A, 4.250%, 1/31/2026	2,413,850
6,250,000	Cars.com, Inc., Sr. Unsecd. Note, 144A, 6.375%, 11/1/2028	6,674,437
2,525,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 3.250%, 2/15/2029	2,561,486
1,350,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 4.250%, 4/1/2028	1,421,570
1,000,000	CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.500%, 12/1/2024	1,115,980
1,075,000	Clarivate Science Holdings Corp., Sec. Fac. Bond, 144A, 3.875%, 6/30/2028	1,086,137
2,600,000	Clarivate Science Holdings Corp., Sr. Unsecd. Note, 144A, 4.875%, 6/30/2029	2,671,500
14,675,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, 144A, 7.125%, 6/15/2024	15,087,074
850,000	Diebold Nixdorf, Inc., Sr. Secd. Note, 144A, 9.375%, 7/15/2025	945,145
1,675,000	Elastic N.V., Sr. Unsecd. Note, 144A, 4.125%, 7/15/2029	1,675,000
1,025,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 3.750%, 10/1/2030	1,049,969
1,275,000	Gartner, Inc., Sr. Unsecd. Note, 144A, 4.500%, 7/1/2028	1,348,230
6,025,000	Helios Software Holdings, Sec. Fac. Bond, 144A, 4.625%, 5/1/2028	5,915,827
7,400,000	JDA Escrow LLC/JDA Bond Finance, Inc., Sr. Unsecd. Note, 144A, 7.375%, 10/15/2024	7,548,148
4,750,000	Logan Merger Sub, Inc., Sr. Secd. Note, 144A, 5.500%, 9/1/2027	4,925,988
2,475,000	Microchip Technology, Inc., Sr. Unsecd. Note, 144A, 4.250%, 9/1/2025	2,599,159
3,500,000	MSCI, Inc., Sr. Unsecd. Note, 144A, 3.625%, 9/1/2030	3,587,780
4,925,000	NCR Corp., 144A, 5.125%, 4/15/2029	5,085,063
1,950,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.000%, 10/1/2028	2,019,342
4,800,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.250%, 10/1/2030	4,986,144
1,875,000	NCR Corp., Sr. Unsecd. Note, 144A, 5.750%, 9/1/2027	1,987,734
3,775,000	NCR Corp., Sr. Unsecd. Note, 144A, 6.125%, 9/1/2029	4,120,073
100,000	NCR Corp., Sr. Unsecd. Note, 144A, 8.125%, 4/15/2025	109,550
5,225,000	Nuance Communications, Inc., Sr. Unsecd. Note, 5.625%, 12/15/2026	5,458,270
1,475,000	ON Semiconductor Corp., Sr. Unsecd. Note, 144A, 3.875%, 9/1/2028	1,521,588
2,975,000	Open Text Corp., Sr. Unsecd. Note, 144A, 3.875%, 2/15/2028	3,022,005
1,325,000	Open Text Corp., Sr. Unsecd. Note, 144A, 4.125%, 2/15/2030	1,352,891
2,600,000	PTC, Inc., Sr. Unsub., 144A, 3.625%, 2/15/2025	2,686,476
4,050,000	Qorvo, Inc., Sr. Unsecd. Note, 4.375%, 10/15/2029	4,420,332
2,075,000	Qorvo, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/1/2031	2,168,790
4,500,000	Rackspace Technology, Inc., 144A, 3.500%, 2/15/2028	4,360,050
6,675,000	Rackspace Technology, Inc., Sr. Unsecd. Note, 144A, 5.375%, 12/1/2028	6,850,219
7,650,000	Rocket Software, Inc., Sr. Unsecd. Note, 144A, 6.500%, 2/15/2029	7,601,499
675,000	Science Applications International Corp., Sr. Unsecd. Note, 144A, 4.875%, 4/1/2028	710,319
4,200,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.125%, 7/15/2029	4,075,176
3,150,000	Seagate HDD Cayman, Sr. Unsecd. Note, 144A, 3.375%, 7/15/2031	3,048,145
1,250,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.000%, 4/15/2029	1,270,417
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, 144A, 4.375%, 2/15/2030	1,767,521
775,000	Sensata Technologies, Inc., Sr. Unsecd. Note, 144A, 3.750%, 2/15/2031	767,312
9,625,000	SS&C Technologies, Inc., Sr. Unsecd. Note, 144A, 5.500%, 9/30/2027	10,222,953
Semi-Annual Shareholder Report

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$ 1,034,000	Star Merger Sub, Inc., 144A, 6.875%, 8/15/2026	$1,099,654
5,610,000	Star Merger Sub, Inc., Sr. Unsecd. Note, 144A, 10.250%, 2/15/2027	6,214,926
1,575,000	Synaptics, Inc., Sr. Unsecd. Note, 144A, 4.000%, 6/15/2029	1,584,844
17,525,000	Tempo Acquisition LLC, Sr. Unsecd. Note, 144A, 6.750%, 6/1/2025	17,820,822
1,975,000	TTM Technologies, Inc., Sr. Unsecd. Note, 144A, 4.000%, 3/1/2029	1,989,437
8,175,000	Veritas US, Inc./Veritas Bermuda, Ltd., Sr. Secd. Note, 144A, 7.500%, 9/1/2025	8,534,945
	TOTAL	197,567,684
	Transportation Services—0.5%
4,225,000	Stena International S.A., Sec. Fac. Bond, 144A, 6.125%, 2/1/2025	4,409,844
6,775,000	Watco Cos LLC/Finance Co., Sr. Unsecd. Note, 144A, 6.500%, 6/15/2027	7,269,033
	TOTAL	11,678,877
	Utility - Electric—2.6%
3,625,000	Calpine Corp., 144A, 4.500%, 2/15/2028	3,702,031
604,000	Calpine Corp., 144A, 5.250%, 6/1/2026	623,005
4,900,000	Calpine Corp., Sr. Secd. Note, 144A, 3.750%, 3/1/2031	4,673,008
975,000	Calpine Corp., Sr. Unsecd. Note, 144A, 4.625%, 2/1/2029	961,296
2,600,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.000%, 2/1/2031	2,592,200
3,650,000	Calpine Corp., Sr. Unsecd. Note, 144A, 5.125%, 3/15/2028	3,719,040
8,775,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 144A, 6.500%, 1/15/2026	9,187,425
6,825,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	7,073,908
2,500,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.250%, 5/15/2026	2,598,050
925,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.375%, 2/15/2029	908,359
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 3.625%, 2/15/2031	983,950
1,000,000	NRG Energy, Inc., Sr. Unsecd. Note, 144A, 5.250%, 6/15/2029	1,065,110
975,000	NRG Energy, Inc., Sr. Unsecd. Note, Series WI, 5.750%, 1/15/2028	1,041,324
1,875,000	Pattern Energy Operations LP/Pattern Energy Operations, Inc., Sr. Unsecd. Note, 144A, 4.500%, 8/15/2028	1,945,688
2,975,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 4.750%, 1/15/2030	3,052,856
7,050,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, 144A, 5.000%, 1/31/2028	7,485,619
4,225,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 4.375%, 5/1/2029	4,251,406
2,975,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.000%, 7/31/2027	3,057,943
3,600,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.500%, 9/1/2026	3,722,958
3,600,000	Vistra Operations Co., LLC, Sr. Unsecd. Note, 144A, 5.625%, 2/15/2027	3,739,500
	TOTAL	66,384,676
	Wireless Communications—1.4%
5,375,000	Numericable-SFR SAS, 144A, 7.375%, 5/1/2026	5,596,342
1,550,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	1,989,813
3,150,000	Sprint Corp., Sr. Unsecd. Note, 7.125%, 6/15/2024	3,638,250
3,625,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	4,311,502
1,750,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	2,139,603
825,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.000%, 11/15/2022	874,500
1,300,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.250%, 2/15/2026	1,311,375
3,500,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 2.875%, 2/15/2031	3,478,125
1,750,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.500%, 2/1/2026	1,788,605
5,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 2.250%, 2/15/2026	5,522,906
4,500,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 144A, 3.375%, 4/15/2029	4,654,906
	TOTAL	35,305,927
	TOTAL CORPORATE BONDS (IDENTIFIED COST $2,372,245,948)	2,452,880,143
Semi-Annual Shareholder Report

Principal Amount or Shares			Value
		COMMON STOCKS—0.5%
		Chemicals—0.0%
82,904	[2]	Hexion Holdings Corp.	$1,533,724
		Independent Energy—0.2%
48,139		Oasis Petroleum, Inc.	4,840,377
		Media Entertainment—0.1%
67,010	[2]	iHeartMedia, Inc.	1,804,579
		Oil Field Services—0.2%
140,672	[2,3]	Superior Energy Services, Inc.	5,556,544
		TOTAL COMMON STOCKS (IDENTIFIED COST $11,343,246)	13,735,224
		FLOATING RATE LOANS—0.2%
		Health Care—0.1%
$ 3,553,176	[4]	Envision Healthcare Corp., PIK Term Loan - 1st Lien, Series B, 5.500% (1-month USLIBOR 1.000% Floor +4.500%), 10/10/2025	2,863,629
		Independent Energy—0.1%
1,976,000	[4]	Ascent Resources Utica Holdings, LLC, Term Loan - 2nd Lien, 10.000% (3-month USLIBOR 1.000% Floor+9.000%), 11/1/2025	2,188,420
		TOTAL FLOATING RATE LOANS (IDENTIFIED COST $8,078,142)	5,052,049
		WARRANTS—0.0%
		Independent Energy—0.0%
17,432	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	415,405
20,189	[2]	Chesapeake Energy Corp., Warrants, Expiration Date 2/9/2026	542,680
		TOTAL WARRANTS (IDENTIFIED COST $3,584,509)	958,085
		INVESTMENT COMPANY—1.7%
41,726,169		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.03%[5] (IDENTIFIED COST $41,743,666)	41,742,859
		TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $2,436,995,511)[6]	2,514,368,360
		OTHER ASSETS AND LIABILITIES - NET—0.8%[7]	19,013,693
		TOTAL NET ASSETS—100%	$2,533,382,053
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2021, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 12/31/2020	$34,452,869
Purchases at Cost	$559,536,769
Proceeds from Sales	$(552,254,395)
Change in Unrealized Appreciation/Depreciation	$18,629
Net Realized Gain/(Loss)	$(11,013)
Value as of 6/30/2021	$41,742,859
Shares Held as of 6/30/2021	41,726,169
Dividend Income	$7,470
Semi-Annual Shareholder Report

1	Issuer in default.
2	Non-income-producing security.
3
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Floating/variable note with current rate and current maturity or next reset date shown.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $2,440,381,941.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$2,452,880,143	$0	$2,452,880,143
Floating Rate Loans	—	5,052,049	—	5,052,049
Warrants	958,085	—	—	958,085
Equity Securities:
Common Stocks
Domestic	8,178,680	—	5,556,544	13,735,224
Investment Company	41,742,859	—	—	41,742,859
TOTAL SECURITIES	$50,879,624	$2,457,932,192	$5,556,544	$2,514,368,360

The following acronym(s) are used throughout this portfolio:
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
PIK	—Payment in Kind
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–High Yield Bond Core Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$6.35	$6.36	$5.88	$6.40	$6.32	$5.82
Income From Investment Operations:
Net investment income (loss)	0.16	0.35	0.38	0.38	0.39	0.40
Net realized and unrealized gain (loss)	0.07	0.01	0.49	(0.51)	0.08	0.50
TOTAL FROM INVESTMENT OPERATIONS	0.23	0.36	0.87	(0.13)	0.47	0.90
Less Distributions:
Distributions from net investment income	(0.17)	(0.37)	(0.39)	(0.39)	(0.39)	(0.40)
Net Asset Value, End of Period	$6.41	$6.35	$6.36	$5.88	$6.40	$6.32
Total Return[1]	3.74%	6.09%	15.18%	(2.16)%	7.55%	15.90%
Ratios to Average Net Assets:
Net expenses[2]	0.02%[3]	0.03%	0.03%	0.03%	0.02%	0.02%
Net investment income	5.22%[3]	5.70%	6.16%	6.14%	6.05%	6.47%
Expense waiver/reimbursement	—%	—%	—%	—%	0.00%[4]	0.00%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,533,382	$2,212,263	$1,866,222	$1,712,174	$2,036,543	$2,121,645
Portfolio turnover	15%	38%	34%	21%	28%	25%

1	Based on net asset value. Total returns for periods of less than one year are not annualized.
2	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3	Computed on an annualized basis.
4	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–High Yield Bond Core Fund
June 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $41,742,859 of investments in an affiliated holding* (identified cost $2,436,995,511)	$2,514,368,360
Income receivable	39,314,529
Income receivable from an affiliated holding	2,110
Receivable for investments sold	8,284
Total Assets	2,553,693,283
Liabilities:
Payable for investments purchased	10,822,933
Bank overdraft	31,960
Income distribution payable	9,386,624
Accrued expenses (Note 5)	69,713
Total Liabilities	20,311,230
Net assets for 395,161,899 shares outstanding	$2,533,382,053
Net Assets Consist of:
Paid-in capital	$2,525,510,113
Total distributable earnings (loss)	7,871,940
Total Net Assets	$2,533,382,053
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,533,382,053 ÷ 395,161,899 shares outstanding, no par value, unlimited shares authorized	$6.41

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations–High Yield Bond Core Fund
Six Months Ended June 30, 2021 (unaudited)

Investment Income:
Interest	$61,170,083
Dividends (including $7,470 received from an affiliated holding*)	61,028
TOTAL INCOME	61,231,111
Expenses:
Administrative fee (Note 5)	3,896
Custodian fees	41,085
Transfer agent fees	70,973
Directors’/Trustees’ fees (Note 5)	5,915
Auditing fees	17,852
Legal fees	5,664
Portfolio accounting fees	107,320
Share registration costs	493
Printing and postage	9,361
Commitment fee (Note 7)	9,746
Miscellaneous (Note 5)	6,134
TOTAL EXPENSES	278,439
Net investment income	60,952,672
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(11,013) on sales of investments in an affiliated holding*)	6,978,312
Net change in unrealized appreciation of investments (including net change in unrealized depreciation of $18,629 of investments in an affiliated holding*)	21,831,590
Net realized and unrealized gain (loss) on investments	28,809,902
Change in net assets resulting from operations	$89,762,574

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets–High Yield Bond Core Fund

	Six Months Ended (unaudited) 6/30/2021	Year Ended 12/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$60,952,672	$99,087,276
Net realized gain (loss)	6,978,312	(6,529,622)
Net change in unrealized appreciation/depreciation	21,831,590	31,553,418
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	89,762,574	124,111,072
Distributions to Shareholders	(64,352,290)	(104,750,703)
Share Transactions:
Proceeds from sale of shares	487,483,800	740,733,532
Net asset value of shares issued to shareholders in payment of distributions declared	10,735,442	11,407,561
Cost of shares redeemed	(202,510,806)	(425,459,920)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	295,708,436	326,681,173
Change in net assets	321,118,720	346,041,542
Net Assets:
Beginning of period	2,212,263,333	1,866,221,791
End of period	$2,533,382,053	$2,212,263,333
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements–High Yield Bond Core Fund
June 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of High Yield Bond Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to seek high current income.
The Fund’s portfolio consists primarily of lower rated corporate debt obligations. These lower rated debt obligations may be more susceptible to real or perceived adverse economic conditions than investment grade bonds. These lower rated debt obligations are regarded as predominately speculative with respect to each issuer’s continuing ability to make interest and principal payments (i.e., the obligations are subject to the risk of default). Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to February 25, 2021, the name of the Fund was High Yield Bond Portfolio.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■
With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■
Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■
Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense,
Semi-Annual Shareholder Report

either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2021	Year Ended 12/31/2020
Shares sold	76,795,979	124,631,886
Shares issued to shareholders in payment of distributions declared	1,689,556	1,874,131
Shares redeemed	(31,878,910)	(71,267,198)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	46,606,625	55,238,819
4. FEDERAL TAX INFORMATION
At June 30, 2021, the cost of investments for federal tax purposes was $2,440,381,941. The net unrealized appreciation of investments for federal tax purposes was $73,986,419. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $102,642,939 and net unrealized depreciation from investments for those securities having an excess of cost over value of $28,656,520.
As of December 31, 2020, the Fund had a capital loss carryforward of $71,196,758 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$—	$71,196,758	$71,196,758
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Interfund Transactions
During the six months ended June 30, 2021, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $9,756,555.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
Semi-Annual Shareholder Report

6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2021, were as follows:
Purchases	$636,792,294
Sales	$343,326,283
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2021, the Fund had no outstanding loans. During the six months ended June 30, 2021, the Fund did not utilize the LOC.
8. Interfund Lending
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2021, there were no outstanding loans. During the six months ended June 30, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)–High Yield Bond Core Fund
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$1,037.40	$0.10
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.70	$0.10

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.02%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2021
High Yield Bond Core Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s fees and expenses, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
Semi-Annual Shareholder Report

The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund underperformed its benchmark index. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds (excluding the Fund), the Board received information generally covering not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
Semi-Annual Shareholder Report

The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with no advisory fee, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for High Yield Bond Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

High Yield Bond Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N101
31867 (8/21)
© 2021 Federated Hermes, Inc.

Semi-Annual Shareholder Report
June 30, 2021

Mortgage Core Fund
(formerly, Federated Mortgage Core Portfolio)

A Portfolio of Federated Hermes Core Trust

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)–Mortgage Core Fund
At June 30, 2021, the Fund’s portfolio composition1was as follows:
Security Type	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	83.3%
Asset-Backed Securities	6.0%
U.S. Government Agency Commercial Mortgage-Backed Securities	1.5%
Collateralized Mortgage Obligations	0.8%
Non-Agency Mortgage-Backed Securities	0.5%
Derivative Contracts[2,3]	0.0%
Cash Equivalents[4]	27.8%
Other Assets and Liabilities—Net[5]	(19.9)%
TOTAL	100%

1	See the Fund’s Private Offering Memorandum for a description of the principal types of securities in which the Fund invests.
2
Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of futures, forwards, options and swaps. The impact of a derivative contract on the Fund’s performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract’s significance to the portfolio. More complete information regarding the Fund’s direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.

3	Represents less than 0.1%.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report
1

Portfolio of Investments –Mortgage Core Fund
June 30, 2021 (unaudited)
Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—83.3%
	Federal Home Loan Mortgage Corporation—22.8%
$ 24,575,264	2.000%, 3/1/2051	$24,854,417
32,132,100	2.000%, 4/1/2051	32,497,092
2,048,119	2.500%, 10/1/2049	2,121,524
2,177,282	3.000%, 4/1/2031	2,299,507
2,119,811	3.000%, 1/1/2032	2,245,897
2,934,786	3.000%, 3/1/2032	3,118,793
3,498,819	3.000%, 3/1/2032	3,709,443
3,118,186	3.000%, 6/1/2032	3,300,050
4,155,917	3.000%, 6/1/2032	4,409,994
9,015,853	3.000%, 11/1/2032	9,527,040
1,456,229	3.000%, 12/1/2032	1,541,799
5,662,380	3.000%, 1/1/2033	6,001,479
20,369,564	3.000%, 2/1/2033	21,716,729
2,570,629	3.000%, 7/1/2033	2,734,214
18,526,683	3.000%, 1/1/2043	19,727,214
2,327,741	3.000%, 11/1/2044	2,428,751
707,293	3.000%, 6/1/2045	747,158
5,849,784	3.000%, 10/1/2045	6,217,882
795,910	3.000%, 5/1/2046	847,734
13,944,323	3.000%, 6/1/2046	14,782,552
6,330,150	3.000%, 6/1/2046	6,809,580
7,396,260	3.000%, 7/1/2046	7,887,095
2,343,435	3.000%, 9/1/2046	2,485,770
6,077,970	3.000%, 10/1/2046	6,473,723
6,454,312	3.000%, 10/1/2046	6,856,417
7,953,647	3.000%, 10/1/2046	8,436,732
5,362,285	3.000%, 11/1/2046	5,639,381
3,342,790	3.000%, 11/1/2046	3,547,912
7,264,279	3.000%, 12/1/2046	7,750,896
9,881,722	3.000%, 1/1/2047	10,392,361
10,542,271	3.000%, 5/1/2047	11,199,055
233,958	3.500%, 6/1/2026	249,841
333,319	3.500%, 6/1/2026	355,844
113,009	3.500%, 7/1/2026	120,682
5,440,354	3.500%, 7/1/2042	5,854,568
4,799,449	3.500%, 9/1/2043	5,160,367
2,637,301	3.500%, 5/1/2046	2,810,076
23,903,071	3.500%, 7/1/2046	25,812,625
18,395,043	3.500%, 11/1/2047	19,565,656
9,327,239	3.500%, 11/1/2047	9,839,915
2,701,180	3.500%, 12/1/2047	2,914,649
16,951,190	3.500%, 12/1/2047	18,018,002
8,991,690	3.500%, 2/1/2048	9,515,708
14,918,310	3.500%, 2/1/2048	15,885,155
109,845	4.000%, 5/1/2024	116,402
688,499	4.000%, 8/1/2025	729,598
96,628	4.000%, 5/1/2026	102,397
Semi-Annual Shareholder Report
2

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 1,322,520	4.000%, 5/1/2026	$1,401,467
1,003,526	4.000%, 12/1/2040	1,101,468
7,093,927	4.000%, 12/1/2041	7,753,982
912,036	4.000%, 1/1/2042	996,896
11,926,911	4.000%, 6/1/2047	12,980,557
11,147,930	4.000%, 10/1/2047	12,059,079
5,434,242	4.000%, 11/1/2047	5,822,696
7,649,342	4.000%, 12/1/2047	8,269,880
4,256,027	4.000%, 2/1/2048	4,574,689
11,805,068	4.000%, 4/1/2048	12,579,753
5,360,367	4.000%, 5/1/2048	5,710,456
5,405,055	4.000%, 6/1/2048	5,873,511
26	4.500%, 9/1/2021	26
79,204	4.500%, 7/1/2024	82,833
92,259	4.500%, 8/1/2024	96,486
187,676	4.500%, 9/1/2024	196,277
112,835	4.500%, 9/1/2024	117,741
125,007	4.500%, 6/1/2025	131,138
629,504	4.500%, 11/1/2039	700,442
1,866,203	4.500%, 5/1/2040	2,072,620
189,530	4.500%, 6/1/2040	210,494
295,313	4.500%, 7/1/2040	327,977
576,678	4.500%, 8/1/2040	640,463
1,058,377	4.500%, 8/1/2040	1,175,442
3,335,399	4.500%, 9/1/2040	3,704,321
793,822	4.500%, 7/1/2041	881,625
407,426	4.500%, 7/1/2041	454,401
378,069	4.500%, 7/1/2041	419,886
7,543,733	4.500%, 2/1/2048	8,307,408
6,324,840	4.500%, 5/1/2048	6,832,696
3,382,316	4.500%, 10/1/2048	3,636,989
1,194	5.000%, 10/1/2021	1,200
3,522	5.000%, 11/1/2021	3,539
7,756	5.000%, 12/1/2021	7,808
34,928	5.000%, 6/1/2023	36,040
63,434	5.000%, 7/1/2023	65,545
30,911	5.000%, 7/1/2023	31,939
26,941	5.000%, 7/1/2025	27,837
1,133,917	5.000%, 1/1/2034	1,278,522
364,911	5.000%, 5/1/2034	411,933
1,422	5.000%, 11/1/2035	1,619
438,565	5.000%, 4/1/2036	499,543
581	5.000%, 4/1/2036	661
9,503	5.000%, 4/1/2036	10,803
88,556	5.000%, 4/1/2036	100,989
77,996	5.000%, 5/1/2036	88,875
76,768	5.000%, 6/1/2036	87,435
159,573	5.000%, 6/1/2036	180,499
439,779	5.000%, 12/1/2037	501,032
67,604	5.000%, 5/1/2038	77,066
Semi-Annual Shareholder Report
3

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 40,658	5.000%, 6/1/2038	$46,285
76,178	5.000%, 9/1/2038	87,068
71,772	5.000%, 2/1/2039	81,729
74,920	5.000%, 6/1/2039	85,382
2,136,622	5.000%, 10/1/2039	2,437,279
190,784	5.000%, 2/1/2040	217,877
355,869	5.000%, 8/1/2040	404,218
5,235	5.500%, 1/1/2022	5,285
15,130	5.500%, 1/1/2022	15,274
983	5.500%, 1/1/2022	992
18,750	5.500%, 2/1/2022	18,963
954,207	5.500%, 5/1/2034	1,094,101
43,019	5.500%, 3/1/2036	49,932
59,814	5.500%, 3/1/2036	69,422
26,134	5.500%, 3/1/2036	30,347
101,896	5.500%, 3/1/2036	117,888
245,502	5.500%, 6/1/2036	284,703
100,591	5.500%, 6/1/2036	116,804
56,201	5.500%, 6/1/2036	65,175
83,389	5.500%, 9/1/2037	97,039
248,591	5.500%, 9/1/2037	288,591
114,555	5.500%, 12/1/2037	133,555
16,552	5.500%, 3/1/2038	19,257
10,282	6.000%, 7/1/2029	11,677
26,173	6.000%, 2/1/2032	30,190
27,181	6.000%, 5/1/2036	32,058
47,631	6.000%, 8/1/2037	56,459
233,029	6.000%, 9/1/2037	275,031
3,187	6.500%, 3/1/2022	3,243
8,119	6.500%, 6/1/2029	9,232
4,840	6.500%, 6/1/2029	5,507
2,246	6.500%, 7/1/2029	2,524
182,967	6.500%, 11/1/2036	217,052
407,763	6.500%, 10/1/2037	486,313
2,219	6.500%, 4/1/2038	2,646
2,018	6.500%, 4/1/2038	2,409
7,839	7.000%, 4/1/2032	9,109
118,742	7.000%, 4/1/2032	140,844
48,794	7.000%, 9/1/2037	59,059
20,001	7.500%, 8/1/2029	23,144
18,627	7.500%, 10/1/2029	21,478
9,383	7.500%, 11/1/2029	10,830
11,823	7.500%, 4/1/2031	13,007
12,574	7.500%, 5/1/2031	14,781
2,528	8.000%, 3/1/2030	2,947
32,933	8.000%, 1/1/2031	39,011
43,348	8.000%, 2/1/2031	51,118
15,159	8.000%, 3/1/2031	17,872
980	8.500%, 9/1/2025	1,081
Semi-Annual Shareholder Report
4

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$ 269	8.500%, 9/1/2025	$294
	TOTAL	479,192,342
	Federal National Mortgage Association—37.8%
11,179,034	2.000%, 9/1/2035	11,538,754
5,364,599	2.000%, 9/1/2050	5,425,536
22,782,157	2.000%, 9/1/2050	23,037,739
5,995,170	2.000%, 10/1/2050	6,063,269
33,133,596	2.000%, 11/1/2050	33,509,964
30,292,799	2.000%, 2/1/2051	30,636,897
10,028,288	2.000%, 3/1/2051	10,142,200
10,113,311	2.000%, 3/1/2051	10,229,768
34,472,537	2.000%, 3/1/2051	34,869,499
16,178,990	2.000%, 3/1/2051	16,367,824
32,153,552	2.000%, 4/1/2051	32,518,788
9,915,987	2.000%, 4/1/2051	10,030,172
9,880,636	2.000%, 4/1/2051	10,012,941
59,591,793	2.000%, 5/1/2051	60,250,080
24,020,176	2.000%, 6/1/2051	24,343,315
2,786,880	2.500%, 2/1/2028	2,913,312
14,788,220	2.500%, 11/1/2049	15,318,230
3,709,744	2.500%, 12/1/2049	3,840,382
1,717,618	3.000%, 2/1/2032	1,817,527
3,575,488	3.000%, 8/1/2043	3,792,655
2,026,673	3.000%, 9/1/2043	2,149,768
8,994,729	3.000%, 8/1/2046	9,555,102
3,685,340	3.000%, 9/1/2046	3,924,151
4,078,740	3.000%, 10/1/2046	4,290,784
1,793,715	3.000%, 10/1/2046	1,902,661
4,451,608	3.000%, 11/1/2046	4,681,646
3,155,495	3.000%, 11/1/2046	3,347,152
4,129,926	3.000%, 11/1/2046	4,367,862
1,236,757	3.000%, 1/1/2047	1,299,507
35,438,699	3.000%, 1/1/2047	37,269,997
1,000,732	3.000%, 2/1/2047	1,067,768
6,477,411	3.000%, 3/1/2047	6,812,131
11,773,081	3.000%, 3/1/2047	12,506,545
1,333,461	3.000%, 4/1/2047	1,414,869
7,850,383	3.000%, 12/1/2047	8,339,463
12,081,078	3.000%, 12/1/2047	12,863,933
4,270,922	3.000%, 2/1/2048	4,535,332
1,115,054	3.000%, 2/1/2048	1,184,087
4,006,370	3.000%, 11/1/2049	4,230,301
1,812,945	3.000%, 11/1/2049	1,888,783
15,727,862	3.000%, 12/1/2049	16,385,779
22,166,725	3.000%, 12/1/2049	23,093,988
146,634	3.500%, 11/1/2025	156,543
233,949	3.500%, 11/1/2025	249,759
271,752	3.500%, 12/1/2025	290,117
276,806	3.500%, 1/1/2026	295,513
79,890	3.500%, 1/1/2026	85,289
Semi-Annual Shareholder Report
5

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 21,012,564	3.500%, 4/1/2033	$22,668,982
9,129,356	3.500%, 9/1/2042	9,881,500
15,452,959	3.500%, 7/1/2045	16,624,679
6,382,327	3.500%, 8/1/2046	6,807,230
7,713,299	3.500%, 8/1/2046	8,211,385
11,460,265	3.500%, 9/1/2046	12,215,352
6,533,949	3.500%, 11/1/2046	7,062,055
6,117,114	3.500%, 2/1/2047	6,611,529
12,161,865	3.500%, 11/1/2047	12,830,348
10,954,514	3.500%, 12/1/2047	11,606,444
6,142,490	3.500%, 4/1/2048	6,468,598
8,306,245	3.500%, 2/1/2051	8,781,621
214,320	4.000%, 12/1/2025	227,113
223,214	4.000%, 7/1/2026	236,748
1,592,200	4.000%, 2/1/2041	1,748,641
4,255,087	4.000%, 12/1/2041	4,673,521
1,764,314	4.000%, 3/1/2042	1,928,474
3,379,716	4.000%, 4/1/2042	3,694,181
1,291,347	4.000%, 3/1/2046	1,402,622
2,138,453	4.000%, 7/1/2046	2,323,559
2,199,829	4.000%, 9/1/2046	2,398,497
3,170,188	4.000%, 11/1/2046	3,438,311
14,535,984	4.000%, 6/1/2047	15,820,120
5,280,197	4.000%, 10/1/2047	5,679,419
7,328,810	4.000%, 10/1/2047	7,864,143
5,503,290	4.000%, 11/1/2047	5,919,380
7,081,929	4.000%, 12/1/2047	7,701,032
4,653,707	4.000%, 1/1/2048	5,080,384
6,632,899	4.000%, 2/1/2048	7,078,016
6,573,300	4.000%, 2/1/2048	7,016,986
13,210,792	4.000%, 2/1/2048	14,155,132
2,811,959	4.000%, 2/1/2048	3,051,102
4,887,341	4.000%, 2/1/2048	5,253,272
2,769,431	4.000%, 3/1/2048	3,022,136
2,088,832	4.000%, 3/1/2048	2,259,688
4,599,821	4.000%, 5/1/2048	4,904,550
1,811,927	4.000%, 6/1/2048	1,931,963
6,124,469	4.000%, 6/1/2048	6,522,548
3,281,885	4.000%, 7/1/2048	3,491,663
133,679	4.500%, 2/1/2039	148,480
685,213	4.500%, 5/1/2040	761,003
1,833,130	4.500%, 10/1/2040	2,035,889
221,914	4.500%, 11/1/2040	246,460
2,348,079	4.500%, 4/1/2041	2,607,795
1,244,570	4.500%, 6/1/2041	1,382,230
210,005	5.000%, 5/1/2023	216,689
33,731	5.000%, 8/1/2023	34,901
238,008	5.000%, 11/1/2023	247,881
1,511,398	5.000%, 2/1/2036	1,720,344
842,744	5.000%, 7/1/2040	957,240
Semi-Annual Shareholder Report
6

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 1,203,700	5.000%, 10/1/2041	$1,366,860
31,245	5.500%, 1/1/2032	35,598
22,256	5.500%, 1/1/2032	25,372
961,783	5.500%, 12/1/2034	1,108,579
26,211	5.500%, 4/1/2035	30,093
356,477	5.500%, 11/1/2035	413,511
214,923	5.500%, 1/1/2036	249,472
75,399	5.500%, 3/1/2036	87,447
358,092	5.500%, 4/1/2036	414,865
510,167	5.500%, 4/1/2036	591,909
205,276	5.500%, 5/1/2036	238,486
107,809	5.500%, 9/1/2036	125,131
355,908	5.500%, 8/1/2037	413,385
149,257	5.500%, 7/1/2038	173,680
573,308	5.500%, 4/1/2041	664,123
328,406	5.500%, 9/1/2034	378,520
9,027	6.000%, 1/1/2029	10,134
11,959	6.000%, 2/1/2029	13,414
5,137	6.000%, 2/1/2029	5,763
4,197	6.000%, 4/1/2029	4,763
12,442	6.000%, 5/1/2029	14,107
6,947	6.000%, 5/1/2029	7,807
497,378	6.000%, 7/1/2034	582,194
276,734	6.000%, 11/1/2034	323,553
143,921	6.000%, 7/1/2036	170,324
30,461	6.000%, 7/1/2036	36,022
143,847	6.000%, 10/1/2037	170,895
99,772	6.000%, 6/1/2038	117,753
686,128	6.000%, 7/1/2038	815,183
49,293	6.000%, 9/1/2038	58,560
39,853	6.000%, 10/1/2038	47,311
305,934	6.000%, 2/1/2039	363,289
22,299	6.500%, 9/1/2028	24,690
3,127	6.500%, 8/1/2029	3,537
4,817	6.500%, 6/1/2031	5,566
13,367	6.500%, 6/1/2031	15,350
1,988	6.500%, 6/1/2031	2,285
4,953	6.500%, 6/1/2031	5,657
2,841	6.500%, 1/1/2032	3,291
41,686	6.500%, 3/1/2032	48,425
144,657	6.500%, 4/1/2032	167,441
35,242	6.500%, 5/1/2032	41,087
217,633	6.500%, 7/1/2036	258,411
10,893	6.500%, 8/1/2036	12,939
13,613	6.500%, 9/1/2036	16,228
66,942	6.500%, 12/1/2036	79,476
98,766	6.500%, 9/1/2037	117,866
6,015	6.500%, 12/1/2037	7,180
67,362	6.500%, 10/1/2038	80,374
345	7.000%, 7/1/2023	362
Semi-Annual Shareholder Report
7

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$ 6,466	7.000%, 2/1/2024	$6,706
487	7.000%, 5/1/2024	520
1,503	7.000%, 7/1/2024	1,616
923	7.000%, 7/1/2025	1,010
10,807	7.000%, 9/1/2031	12,605
5,591	7.000%, 9/1/2031	6,607
85,633	7.000%, 11/1/2031	101,363
6,024	7.000%, 12/1/2031	7,125
50,522	7.000%, 1/1/2032	56,073
26,412	7.000%, 2/1/2032	31,186
34,325	7.000%, 3/1/2032	40,659
55,125	7.000%, 3/1/2032	63,245
5,253	7.000%, 4/1/2032	6,230
20,608	7.000%, 4/1/2032	24,109
112,492	7.000%, 4/1/2032	133,580
12,809	7.000%, 6/1/2032	15,220
218,903	7.000%, 6/1/2037	264,728
868	7.500%, 1/1/2030	1,010
8,666	7.500%, 9/1/2030	10,112
6,452	7.500%, 5/1/2031	7,576
2,635	7.500%, 6/1/2031	3,100
30,751	7.500%, 8/1/2031	36,241
39,135	7.500%, 1/1/2032	45,001
3,293	7.500%, 6/1/2033	3,769
57	8.000%, 7/1/2023	58
4,094	8.000%, 10/1/2026	4,623
1,789	8.000%, 11/1/2029	2,079
330	9.000%, 6/1/2025	362
	TOTAL	794,634,299
	Government National Mortgage Association—4.4%
23,628,580	2.500%, 10/20/2050	24,434,478
10,073,123	3.000%, 1/20/2047	10,615,243
1,152,406	3.500%, 8/15/2043	1,244,424
677,612	3.500%, 8/15/2043	731,718
11,995,188	3.500%, 3/20/2047	12,961,803
14,964,226	3.500%, 11/20/2047	16,087,325
1,030,365	4.000%, 9/15/2040	1,132,615
2,545,521	4.000%, 10/15/2040	2,795,194
1,202,159	4.000%, 1/15/2041	1,321,258
1,542,967	4.000%, 10/15/2041	1,703,371
7,302,232	4.000%, 6/15/2048	7,906,186
274,992	4.500%, 1/15/2039	307,984
204,624	4.500%, 6/15/2039	230,408
762,659	4.500%, 10/15/2039	858,644
279,135	4.500%, 1/15/2040	314,266
138,995	4.500%, 6/15/2040	158,038
228,240	4.500%, 9/15/2040	259,511
199,433	4.500%, 2/15/2041	226,694
818,343	4.500%, 3/15/2041	930,463
83,848	4.500%, 5/15/2041	95,309
Semi-Annual Shareholder Report
8

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITIES—continued
	Government National Mortgage Association—continued
$ 2,621,418	4.500%, 6/20/2041	$2,892,704
473,145	4.500%, 9/15/2041	537,674
375,373	4.500%, 10/15/2043	424,573
228,093	4.500%, 11/15/2043	257,989
370,502	5.000%, 1/15/2039	421,641
355,505	5.000%, 5/15/2039	404,981
500,304	5.000%, 8/20/2039	566,740
162,274	5.500%, 12/15/2038	186,920
115,252	5.500%, 12/20/2038	133,047
196,067	5.500%, 1/15/2039	226,795
244,268	5.500%, 2/15/2039	282,276
7,165	6.000%, 10/15/2028	7,976
5,456	6.000%, 3/15/2029	6,126
78,419	6.000%, 2/15/2036	91,297
100,402	6.000%, 4/15/2036	117,076
102,788	6.000%, 6/15/2037	120,042
11,030	6.500%, 10/15/2028	12,492
5,428	6.500%, 10/15/2028	5,895
6,624	6.500%, 11/15/2028	7,434
10,099	6.500%, 12/15/2028	11,334
3,423	6.500%, 2/15/2029	3,860
11,734	6.500%, 3/15/2029	13,194
25,196	6.500%, 9/15/2031	29,132
55,911	6.500%, 2/15/2032	64,684
10,910	7.000%, 11/15/2027	12,155
7,234	7.000%, 6/15/2028	8,104
12,854	7.000%, 11/15/2028	14,414
7,501	7.000%, 1/15/2029	8,504
7,147	7.000%, 5/15/2029	8,181
1,442	7.000%, 10/15/2029	1,627
20,715	7.000%, 5/15/2030	23,712
14,199	7.000%, 11/15/2030	16,405
10,960	7.000%, 12/15/2030	12,459
13,692	7.000%, 8/15/2031	15,830
58,802	7.000%, 10/15/2031	68,491
10,547	7.000%, 12/15/2031	12,286
10,382	7.500%, 8/15/2029	11,882
39,621	7.500%, 10/15/2029	45,778
3,180	7.500%, 10/15/2030	3,687
6,700	7.500%, 1/15/2031	7,879
425	8.000%, 1/15/2022	431
786	8.000%, 8/15/2029	915
2,405	8.000%, 10/15/2029	2,802
8,630	8.000%, 11/15/2029	10,065
8,437	8.000%, 1/15/2030	9,737
3,196	8.000%, 10/15/2030	3,718
71,384	8.000%, 11/15/2030	83,903
3,622	8.500%, 5/15/2029	4,236
	TOTAL	91,528,015
Semi-Annual Shareholder Report
9

Principal Amount or Shares			Value
		MORTGAGE-BACKED SECURITIES—continued
	[1]	Uniform Mortgage-Backed Securities, TBA—18.3%
$ 46,000,000		2.000%, 7/1/2036	$47,435,168
43,000,000		2.000%, 7/1/2051	43,447,432
284,500,000		2.500%, 7/1/2051	294,257,440
		TOTAL	385,140,040
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $1,681,297,088)	1,750,494,696
		ASSET-BACKED SECURITIES—6.0%
		Auto Receivables—1.0%
11,095,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	11,387,753
10,025,000		Tesla Auto Lease Trust 2020-A, Class A3, 144A, 0.680%, 12/20/2023	10,087,163
		TOTAL	21,474,916
	[2]	Credit Card—1.7%
22,500,000		Discover Card Execution Note Trust 2017-A7, Class A7, 0.433% (1-month USLIBOR +0.360%), 4/15/2025	22,624,024
12,340,000		Discover Card Execution Note Trust 2018-A2, Class A2, 0.403% (1-month USLIBOR +0.330%), 8/15/2025	12,414,230
		TOTAL	35,038,254
		Other—0.0%
358,061		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	358,079
		Student Loans—3.3%
7,616,538		Navient Student Loan Trust 2020-FA, Class A, 1.220%, 7/15/2069	7,688,733
15,861,252		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	16,011,881
13,908,185		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	14,068,023
14,018,139	[2]	SMB Private Education Loan Trust 2018-A, Class A2B, 0.901% (1-month USLIBOR +0.800%), 2/15/2036	14,124,897
17,558,389	[2]	SMB Private Education Loan Trust 2020-BA, Class A1B, 1.201% (1-month USLIBOR +1.100%), 7/15/2053	17,663,697
		TOTAL	69,557,231
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $125,197,518)	126,428,480
		COMMERCIAL MORTGAGE-BACKED SECURITY—1.5%
		Agency Commercial Mortgage-Backed Securities—1.5%
31,500,000	[2]	FHLMC REMIC, Series KF90, Class AS, 0.390% (Secured Overnight Financing Rate +0.380%), 9/25/2030 (IDENTIFIED COST $31,500,000)	31,596,418
		COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
		Federal Home Loan Mortgage Corporation—0.6%
13,245,147	[2]	FHLMC REMIC, Series 3284, Class AF, 0.383% (1-month USLIBOR +0.310%), 3/15/2037	13,275,656
		Government National Mortgage Association—0.2%
3,868,367	[2]	GNMA REMIC, Series 2005-71, Class FA, 0.286% (1-month USLIBOR +0.140%), 9/16/2035	3,868,574
		Non-Agency Mortgage-Backed Securities—0.5%
568,957		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	465,259
278,282		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	102,601
94,972		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 2.969%, 8/25/2035	97,177
2,516,153		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,512,921
2,109,411		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	2,106,955
5,535,863		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	5,537,853
		TOTAL	10,822,766
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $28,279,915)	27,966,996
		INVESTMENT COMPANY—27.8%
584,106,150	[3]	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[4] (IDENTIFIED COST $584,106,150)	584,106,150
		TOTAL INVESTMENT IN SECURITIES—119.9% (IDENTIFIED COST $2,450,380,671)[5]	2,520,592,740
		OTHER ASSETS AND LIABILITIES - NET—(19.9)%[6]	(418,706,109)
		TOTAL NET ASSETS—100%	$2,101,886,631
Semi-Annual Shareholder Report
10

At June 30, 2021, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Future:
[7]United States Treasury Notes 10-Year Ultra Short Futures	280	$41,216,875	September 2021	$(686,945)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended June 30, 2021, were as follows:
Federated Hermes Government Obligations Fund, Premier Shares
Value as of 12/31/2020	$204,435,825
Purchases at Cost	$863,039,095
Proceeds from Sales	$(483,368,770)
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Value as of 6/30/2021	$584,106,150
Shares Held as of 6/30/2021	584,106,150
Dividend Income	$61,916

1	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $2,452,047,946.
6
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities. A significant portion of this balance is the result of dollar-roll transactions as of June 30, 2021.

7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
11

The following is a summary of the inputs used, as of June 30, 2021, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$—	$1,750,494,696	$—	$1,750,494,696
Asset-Backed Securities	—	126,428,480	—	126,428,480
Commercial Mortgage-Backed Security	—	31,596,418	—	31,596,418
Collateralized Mortgage Obligations	—	27,966,996	—	27,966,996
Investment Company	584,106,150	—	—	584,106,150
TOTAL SECURITIES	$584,106,150	$1,936,486,590	$—	$2,520,592,740
Other Financial Instruments:[1]
Liabilities	$(686,945)	$—	$—	$(686,945)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(686,945)	$—	$—	$(686,945)

1	Other financial instruments are futures contracts.

The following acronym(s) are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
12

Financial Highlights–Mortgage Core Fund
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 6/30/2021	Year Ended December 31,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.07	$9.88	$9.60	$9.80	$9.81	$9.85
Income From Investment Operations:
Net investment income (loss)[1]	0.10	0.24	0.32	0.30	0.27	0.23
Net realized and unrealized gain (loss)	(0.16)	0.22	0.28	(0.20)	0.00[2]	(0.00)[2]
TOTAL FROM INVESTMENT OPERATIONS	(0.06)	0.46	0.60	0.10	0.27	0.23
Less Distributions:
Distributions from net investment income	(0.12)	(0.27)	(0.32)	(0.30)	(0.28)	(0.27)
Net Asset Value, End of Period	$9.89	$10.07	$9.88	$9.60	$9.80	$9.81
Total Return[3]	(0.60)%	4.70%	6.33%	1.10%	2.75%	2.30%
Ratios to Average Net Assets:
Net expenses[4]	0.03%[5]	0.02%	0.03%	0.03%	0.03%	0.03%
Net investment income	1.97%[5]	2.42%	3.25%	3.18%	2.71%	2.34%
Expense waiver/reimbursement[6]	—%	—%	—%	—%	0.00%[7]	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$2,101,887	$2,143,118	$2,528,865	$2,815,951	$1,787,418	$2,147,397
Portfolio turnover	147%	257%	130%	109%	88%	258%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	28%	72%	100%	109%	46%	42%

1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Assets and Liabilities–Mortgage Core Fund
June 30, 2021 (unaudited)

Assets:
Investment in securities, at value including $584,106,150 of investments in an affiliated holding* (identified cost $2,450,380,671)	$2,520,592,740
Due from broker (Note 2)	1,142,000
Income receivable	3,687,499
Total Assets	2,525,422,239
Liabilities:
Payable for investments purchased	419,871,564
Payable to bank	41,062
Payable for variation margin on futures contracts	135,626
Income distribution payable	3,345,159
Accrued expenses (Note 5)	142,197
Total Liabilities	423,535,608
Net assets for 212,589,691 shares outstanding	$2,101,886,631
Net Assets Consist of:
Paid-in capital	$2,066,506,594
Total distributable earnings (loss)	35,380,037
Total Net Assets	$2,101,886,631
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$2,101,886,631 ÷ 212,589,691 shares outstanding, no par value, unlimited shares authorized	$9.89

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
14

Statement of Operations–Mortgage Core Fund
Six Months Ended June 30, 2021 (unaudited)

Investment Income:
Interest	$21,324,468
Dividends received from an affiliated holding*	61,916
TOTAL INCOME	21,386,384
Expenses:
Administrative fee (Note 5)	3,050
Custodian fees	46,883
Transfer agent fees	72,939
Directors’/Trustees’ fees (Note 5)	6,860
Auditing fees	15,869
Legal fees	5,664
Portfolio accounting fees	123,191
Share registration costs	461
Printing and postage	9,396
Commitment fee (Note 7)	9,746
Miscellaneous (Note 5)	5,960
TOTAL EXPENSES	300,019
Net investment income	21,086,365
Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized loss on investments	(1,770,962)
Net realized loss on futures contracts	(714,936)
Net change in unrealized appreciation of investments	(31,305,890)
Net change in unrealized appreciation of futures contracts	(686,945)
Net realized and unrealized gain (loss) on investments and futures contracts	(34,478,733)
Change in net assets resulting from operations	$(13,392,368)

*	See information listed after the Fund’s Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
15

Statement of Changes in Net Assets–Mortgage Core Fund

	Six Months Ended (unaudited) 6/30/2021	Year Ended 12/31/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$21,086,365	$62,927,831
Net realized gain (loss)	(2,485,898)	39,055,732
Net change in unrealized appreciation/depreciation	(31,992,835)	21,837,682
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(13,392,368)	123,821,245
Distributions to Shareholders	(25,940,814)	(70,234,363)
Share Transactions:
Proceeds from sale of shares	129,952,200	1,127,424,951
Net asset value of shares issued to shareholders in payment of distributions declared	4,912,573	9,568,350
Cost of shares redeemed	(136,763,060)	(1,576,326,869)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(1,898,287)	(439,333,568)
Change in net assets	(41,231,469)	(385,746,686)
Net Assets:
Beginning of period	2,143,118,100	2,528,864,786
End of period	$2,101,886,631	$2,143,118,100
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
16

Notes to Financial Statements–Mortgage Core Fund
June 30, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Mortgage Core Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The investment objective of the Fund is to provide total return. The Fund is an investment vehicle used by other Federated Hermes funds that invest some of their assets in mortgage-backed securities. Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
Prior to February 25, 2021, the name of the Fund was Federated Mortgage Core Portfolio.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”), and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report
17

Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund’s custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund’s Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended June 30, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of June 30, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration and sector/asset class risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit with a broker, either U.S. government securities or a specified amount of cash, which is shown as due from broker in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. The Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund’s Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $23,255,625. This is based on amounts held as of each month-end throughout the six-month period.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the 1933 Act; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
Liabilities
	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Interest rate contracts	Payable for variation margin on futures contracts	$686,945*

*
Includes cumulative net depreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2021
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(714,936)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Futures Contracts
Interest rate contracts	$(686,945)
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes share activity:
	Six Months Ended 6/30/2021	Year Ended 12/31/2020
Shares sold	13,042,809	112,591,117
Shares issued to shareholders in payment of distributions declared	493,435	949,096
Shares redeemed	(13,794,027)	(156,643,675)
NET CHANGE RESULTING FROM FUND SHARE TRANSACTIONS	(257,783)	(43,103,462)
4. FEDERAL TAX INFORMATION
At June 30, 2021, the cost of investments for federal tax purposes was $2,452,047,946. The net unrealized appreciation of investments for federal tax purposes was $67,857,849. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $72,300,972 and net unrealized depreciation from investments for those securities having an excess of cost over value of $4,443,123. The amounts presented are inclusive of derivative contracts.
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As of December 31, 2020, the Fund had a capital loss carryforward of $29,971,607 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$16,157,875	$13,813,732	$29,971,607
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The Adviser, subject to the direction of the Trustees, provides investment adviser services at no fee, because all investors in the Fund are other Federated Hermes Funds, insurance company separate accounts, common or commingled trust funds or similar organizations or entities that are “accredited investors” within the meaning of Regulation D of the 1933 Act. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to voluntarily reimburse operating expenses (excluding extraordinary expenses and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund’s average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to reimbursement for certain out-of-pocket expenses.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of June 30, 2021, a majority of the shares of beneficial interest outstanding are owned by other affiliated investment companies.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended June 30, 2021, were as follows:
Purchases	$—
Sales	$354,650,526
7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 23, 2021. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of June 30, 2021, the Fund had no outstanding loans. During the six months ended June 30, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of June 30, 2021, there were no outstanding loans. During the six months ended June 30, 2021, the program was not utilized.
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9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, disruptions to healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
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Shareholder Expense Example (unaudited)–Mortgage Core Fund
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2021 to June 30, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 1/1/2021	Ending Account Value 6/30/2021	Expenses Paid During Period[1]
Actual	$1,000.00	$994.00	$0.15
Hypothetical (assuming a 5% return before expenses)	$1,000.00	$1,024.65	$0.15

1	Expenses are equal to the Fund’s annualized net expense ratio of 0.03%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
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Evaluation and Approval of Advisory Contract–May 2021
Mortgage Core Fund (the “Fund”)
At its meetings in May 2021 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other funds (each, a “Federated Hermes Fund” and, collectively the “Federated Hermes Funds”) advised by the Adviser or its affiliates (collectively, “Federated Hermes”) and a limited number of other accredited investors.
In addition, the Board considered that the Adviser does not charge an investment advisory fee for its services, although Federated Hermes may receive compensation for managing assets invested in the Fund.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by Federated Hermes in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year and in between regularly scheduled meetings on particular matters as the need arose.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s fees and expenses, with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the Fund’s relationship to the other Federated Hermes Funds, which include a comprehensive array of funds with different investment objectives, policies and strategies, and the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
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The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with a fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the range of services provided to the Fund by the Adviser and its affiliates. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade execution capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Fund’s ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program.
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to have access to analytical resources related to environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
The Board considered the quality of the Adviser’s communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Fund and other Federated Hermes Funds. In this regard, the Board took into account the Adviser’s communications with the Board in light of the market volatility amidst the pandemic. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
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The Board received and evaluated information regarding the Adviser’s regulatory and compliance environment. The Board considered the Adviser’s compliance program, compliance history, and reports from the CCO about the Adviser’s compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and, in particular, the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led to an increase in the scope of Federated Hermes’ oversight in this regard, including in connection with the designation of the Federated Hermes Funds’ investment advisers as the administrators of the Federated Hermes Funds’ liquidity risk management program.
The Board also considered discussions with Federated Hermes regarding the implementation of its business continuity plans and recognized steps taken by Federated Hermes to continue to provide the same nature, extent and quality of services to the Federated Hermes Funds during the pandemic. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate, including changes associated with the pandemic.
Based on these considerations, the Board concluded that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
For the one-year, three-year and five-year periods ended December 31, 2020, the Fund outperformed its benchmark index.
Following such evaluation and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
The Board considered that the Adviser does not charge an investment advisory fee to this Fund for its services. Because the Adviser does not charge the Fund an investment advisory fee, the Board noted that it did not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations. The Board also considered the overall expense structure of the Fund, with due regard for contractual or voluntary expense limitations.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board noted that an affiliate of the Adviser is entitled to reimbursement for certain out-of-pocket expense incurred in providing administrative services to the Fund.
In connection with the Board’s governance of other Federated Hermes Funds (excluding the Fund), the Board received information generally covering not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered that, in order for the Federated Hermes Funds to remain competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so (or continue to do so) in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements. The Board considered Federated Hermes’ previous reductions in contractual management fees to certain Federated Hermes Funds during the prior year, including in response to the CCO’s recommendations in the prior year’s CCO Fee Evaluation Report.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
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Economies of Scale
Because of the distinctive nature of the Fund as primarily an internal product with no advisory fee, the Board noted that it did not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant.
Conclusions
The Board considered: (i) the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable; and (ii) the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its ongoing oversight of the Federated Hermes Funds.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Trustees, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to approve the continuation of the existing arrangement.
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Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Core Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for Mortgage Core Fund (the “Fund” and, collectively with the other non-money market open-end funds advised by Federated Hermes, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program with respect to the Fund (the “Administrator”). Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program with respect to each Federated Hermes Fund that is managed by such advisory subsidiary (collectively, the “Administrator”). The Administrator, in turn, has delegated day-to-day responsibility for the administration of the Program to multiple Liquidity Risk Management Committees, which are comprised of representatives from certain divisions within Federated Hermes.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2021, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from April 1, 2020 through March 31, 2021 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the March-April 2020 market conditions, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Administrator concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report
27

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Documents” tab. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information at FederatedInvestors.com under the “Private Funds” section of the “Products” tab, where you will be directed to a statement of agreement that you are an “accredited investor” before proceeding. Click “I agree” to agree to the terms then you will be taken to the “Private Funds” home page where you can select the appropriate asset class or category. Select a Fund to access the “Characteristics” tab.
Semi-Annual Shareholder Report
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report
29

Mortgage Core Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N200
31866 (8/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher

Principal Executive Officer

Date August 23, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 23, 2021